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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio	45246
	(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC   225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:      May 31, 2014

Date of reporting period:    November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

APEXcm SMALL/MID CAP GROWTH FUND
(APSGX)

Semi-Annual Report
November 30, 2013
(Unaudited)

APEXcm SMALL/MID CAP GROWTH FUND LETTER TO SHAREHOLDERS	November 30, 2013

Dear Fellow APEXcm Fund Shareholder,

We thank you for your support as the Fund has nearly tripled in net assets during the six months ended November 30, 2013. We were well positioned for a shift to a more growth-oriented environment with your Fund increasing 14.03% (net of expenses) during the six month period. Small/mid cap growth stocks continued to do well as the Russell 2500 Growth Index, the Fund’s benchmark index, rose 16.86%.

APEX PHILOSOPHY

We believe that the best way to provide value added returns is to identify companies, through our research driven process, that exhibit certain favorable fundamental advantages and benefit from secular growth trends allowing us to structure the portfolio in high conviction areas of longer term sustainable growth. Embedded in our portfolio construction is the recognition of companies at different stages of their growth cycle which we designate as “stable” and “emerging” growth stocks. We believe having the spectrum of growth companies that are really innovative and growing rapidly, combined with established growth businesses, can provide relative stability while allowing the opportunity to drive outperformance versus our benchmark and peers over time. Also, we believe the SMID style provides the opportunity to invest in higher growth companies and capture a longer period of growth as these companies mature.

INVESTMENT ENVIRONMENT

During this semi-annual period, investors became more optimistic about the global recovery led by the U.S. In spite of a continued challenging job market, the U.S. economy continues to recover at a moderate pace, led by pent up demand for housing, autos and airplanes. Europe continues to inch forward and Japan has shown strength under the adoption of Abenomics. During this short time period, we have gone from concerns about the Federal Reserve tapering its’ monetary stimulus program, a U.S. government shutdown, Syria violence and slowing growth in the emerging markets to more optimism about a self sustaining global recovery.

KEY PERFORMANCE DRIVERS VERSUS THE BENCHMARK

•	Solid stock selection in the Energy, Financials, Health Care, Industrials and Materials sectors added approximately 200 basis points in value.

•	Overall stock selection was negative as Consumer Discretionary and Information Technology sector holdings underperformed by approximately 300 basis points.

•	Overall attribution from sector effect was slightly negative (approximately 30 basis points) due mostly to the underweights in Health Care and Consumer Staples.

•	Additionally, the timing of significant cash inflows into the Fund as the market continued its relentless advance negatively impacted performance.

KEY POSITIONING AND HOLDINGS DISCUSSION VERSUS THE BENCHMARK

Information Technology: We remain overweight in Information Technology due to attractive valuations with sustainable growth and cash flow characteristics. Several businesses in the payment and processing area performed very well with Alliance Data Systems (+19.21%), FleetCor (+22.25%), Heartland Payment Systems(+22.98%), and Total System Services (+15.50%) all performed admirably. In spite of the success of the holdings in the secular growth payments and processing companies, as mentioned, stock selection overall in Information Technology trailed the benchmark index due mostly to MercadoLibre (-20.77%), Rovi (-46.28%), SolarWinds (-38.26%-sold in November), Akamai (-20.63%-sold in November) and Ixia (-34.96%).

Consumer Discretionary: We remain overweight in Consumer Discretionary as there are several elements of the economy with significant pent up demand. Housing and the corresponding multiplier of durables as well as automotives (we added Dana Holding and Visteon during this semi-annual period) should continue to benefit from resurgence in demand. As mentioned, a few of our holdings had a negative impact on our performance during this time period, most notably International Game Technology (-18.33%), Panera Bread (-24.82%-sold in September), and Dana Holding (-9.31%).

Health Care: Although underweight in Health Care, we continue to add positions to take advantage of key growth areas of biotechnology, specialty pharmas and diagnostic equipment providers. During the semi-annual period, we added Salix Pharmaceuticals with its strong franchise in treating intestinal disorders, along with Jazz Pharmaceuticals providing strong growth with Xyrem, a drug for narcolepsy. During the period, Jazz Pharmaceuticals was up (+48.55%), Incyte (+86.73%) with these gains offset by PAREXEL International being down (-33.25%).

Financials: We remain overweight in Financials, although we did sell Hertz during this six month period. In our view, the steep yield curve, better credit standards and declining delinquencies support this attractively valued sector. Stock selection was excellent with First Republic (+28.83%) and Evercore Partners (+30.02%) leading the way.

Industrials: Although still slightly underweight in Industrials, we continue to selectively add to the Fund’s allocation to Industrials as many companies, especially in aerospace, show good long term secular growth prospects. During the semi-annual period we added B/E Aerospace, a key supplier to new and existing airplanes. Towers Watson, a beneficiary of the roll out of the Affordable Care Act, was up (+22.77%) during this time period.

2

OUTLOOK

The U.S. economy seems to be gaining momentum boosted by stronger corporate profits and hiring continuing at a steady pace. The U.S. consumer, even in the face of budget turmoil in Washington that temporarily darkened their mood, is showing signs of increasing confidence. We expect the Federal Reserve (the “Fed”) to gradually taper its monthly bond-buying program, allowing interest rates to edge higher. We believe this is the first acknowledgement of a more sustainable recovery, which should benefit quality businesses which grow on the basis of corporate fundamentals instead of the incredible influence of the Fed. An economy that is reaccelerating, accompanied by low inflation, should encourage more capital spending and business investment as well as accelerated hiring as an uptick in demand occurs. We do believe there will be added volatility as the tug of war between the timing of the unwinding of the historic stimulus measures and the healthier cycle of higher consumer and business spending unfolds. We believe this should provide a sense of more normality to the markets and return expectations. Valuations are still reasonable in our opinion and no one can be certain of relative growth trajectories, but we continue to find opportunities and are encouraged by secular growth areas such as the U.S. manufacturing renaissance, U.S. energy independence, personalized medicine, pent up demand in housing and autos and many other substantial long-term sustainable trends.

Thank you for your confidence in the APEXcm Small/Mid Cap Growth Fund.

Sincerely,

Nitin N. Kumbhani

President and Chief Investment Officer

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-575-4800.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.apexcmfund.com or call 1-888-575-4800 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The APEXcm Small/Mid Cap Growth Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

3

APEXcm SMALL/MID CAP GROWTH FUND
PORTFOLIO INFORMATION
November 30, 2013 (Unaudited)

Sector Diversification

Top Ten Equity Holdings

Security Description	% of Net Assets
Illumina, Inc.	3.2%
Alliance Data Systems Corp.	2.4%
Signet Jewelers Ltd.	2.4%
United Rentals, Inc.	2.2%
Expedia, Inc.	2.2%
FleetCor Technologies, Inc.	2.2%
Polaris Industries, Inc.	2.1%
IAC/InterActiveCorp	2.0%
MercadoLibre, Inc.	2.0%
Autoliv, Inc.	2.0%

4

APEXcm SMALL/MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS November 30, 2013 (Unaudited)
COMMON STOCKS — 94.7%	Shares	Value
Consumer Discretionary — 22.4%
Auto Components — 5.6%
Autoliv, Inc.	10,531	$977,909
Dana Holding Corp.	25,761	522,433
Gentex Corp.	16,388	488,526
Visteon Corp. *	9,746	766,425
		2,755,293
Hotels, Restaurants & Leisure — 2.7%
International Game Technology	35,015	612,412
Wyndham Worldwide Corp.	10,320	740,047
		1,352,459
Internet & Catalog Retail — 2.2%
Expedia, Inc.	17,168	1,093,430

Leisure Equipment & Products — 2.1%
Polaris Industries, Inc.	7,624	1,017,575

Multi-line Retail — 0.9%
Dillard's, Inc.	4,673	427,579

Specialty Retail — 8.9%
AutoNation, Inc. *	12,812	628,300
GNC Holdings, Inc. - Class A	10,578	636,584
PetSmart, Inc.	12,561	930,896
Sally Beauty Holdings, Inc. *	9,242	260,070
Signet Jewelers Ltd.	15,492	1,190,405
Williams-Sonoma, Inc.	13,251	783,399
		4,429,654
Energy — 3.9%
Energy Equipment & Services — 1.2%
Helmerich & Payne, Inc.	8,106	624,162

Oil, Gas & Consumable Fuels — 2.7%
Carrizo Oil & Gas, Inc. *	14,871	601,383
Whiting Petroleum Corp. *	11,937	720,995
		1,322,378
Financials — 10.7%
Capital Markets — 3.6%
Affiliated Managers Group, Inc. *	3,948	790,587
Evercore Partners, Inc. - Class A	9,712	532,703

5

APEXcm SMALL/MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.7% (Continued)	Shares	Value
Financials — 10.7% (Continued)
Capital Markets — 3.6% (Continued)
Janus Capital Group, Inc.	39,605	$430,902
		1,754,192
Commercial Banks — 2.9%
Cullen/Frost Bankers, Inc.	8,495	610,111
First Republic Bank/CA	16,432	839,675
		1,449,786
Diversified Financial Services — 1.0%
Interactive Brokers Group, Inc.	10,245	248,441
MarketAxess Holdings, Inc.	3,545	249,462
		497,903
Insurance — 1.5%
XL Group plc	23,443	749,942

Real Estate Management & Development — 1.7%
CBRE Group, Inc. *	34,256	830,365

Health Care — 14.3%
Biotechnology — 2.8%
Genomic Health, Inc. *	9,038	317,957
Incyte Corp. *	10,800	503,280
United Therapeutics Corp. *	6,173	569,830
		1,391,067
Health Care Providers & Services — 2.5%
Hanger, Inc. *	6,464	251,062
Universal Health Services, Inc. - Class B	11,860	977,620
		1,228,682
Life Sciences Tools & Services — 5.8%
Illumina, Inc. *	16,332	1,600,536
PAREXEL International Corp. *	18,471	761,375
WuXi PharmaTech (Cayman), Inc.*	15,604	516,961
		2,878,872
Pharmaceuticals — 3.2%
Akorn, Inc. *	13,307	342,655
Jazz Phamarceuticals plc *	5,870	686,320
Salix Pharmaceuticals Ltd. *	6,301	534,388
		1,563,363
Industrials — 13.3%
Aerospace & Defense — 1.5%
B/E Aerospace, Inc. *	8,352	726,624

6

APEXcm SMALL/MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.7% (Continued)	Shares	Value
Industrials — 13.3% (Continued)
Electrical Equipment — 1.0%
EnerSys, Inc.	7,225	$515,504

Machinery — 4.5%
Nordson Corp.	8,975	647,277
Valmont Industries, Inc.	4,322	625,437
Wabtec Corp.	13,856	956,064
		2,228,778
Professional Services — 3.1%
Robert Half International, Inc.	16,674	644,117
Towers Watson & Co.	7,859	884,923
		1,529,040
Road & Rail — 1.0%
Old Dominion Freight Line, Inc. *	9,371	482,888

Trading Companies & Distributors — 2.2%
United Rentals, Inc. *	16,119	1,107,859

Information Technology — 26.4%
Communications Equipment — 0.7%
Ixia *	25,640	333,064

Electronic Equipment, Instruments & Components — 2.3%
Dolby Laboratories, Inc. - Class A	13,343	479,414
FEI Co.	7,166	652,464
		1,131,878
Internet Software & Services — 6.4%
AOL, Inc. *	16,340	728,437
IAC/InterActiveCorp	17,616	1,007,811
MercadoLibre, Inc.	9,099	1,007,350
Rackspace Hosting, Inc. *	10,467	399,944
		3,143,542
IT Services — 11.1%
Alliance Data Systems Corp. *	4,978	1,205,970
FleetCor Technologies, Inc. *	8,748	1,065,331
Gartner, Inc. *	13,375	864,694
Heartland Payment Systems, Inc.	14,486	650,566
InterXion Holding N.V.*	12,251	275,770
NeuStar, Inc.* - Class A	9,990	487,013
Total System Services, Inc.	30,995	962,395
		5,511,739

7

APEXcm SMALL/MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.7% (Continued)	Shares	Value
Information Technology — 26.4% (Continued)
Semiconductors & Semiconductor Equipment — 2.4%
Entegris, Inc. *	40,659	$446,436
NXP Semiconductors N.V. *	17,691	751,868
		1,198,304
Software — 3.5%
Informatica Corp. *	11,825	458,928
Manhattan Associates, Inc. *	2,216	266,496
Rovi Corp. *	17,939	330,078
TIBCO Software, Inc. *	28,164	680,724
		1,736,226
Materials — 3.7%
Chemicals — 1.1%
Albemarle Corp.	7,551	518,829

Containers & Packaging — 1.3%
Silgan Holdings, Inc.	13,701	640,522

Paper & Forest Products — 1.3%
KapStone Paper and Packaging Corp.	12,520	667,066

Total Common Stocks (Cost $41,045,205)		$46,838,565

MONEY MARKET FUNDS — 5.8%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (a) (Cost $2,889,471)	2,889,471	$2,889,471

Total Investments at Value — 100.5% (Cost $43,934,676)		$49,728,036

Liabilities in Excess of Other Assets — (0.5%)		(269,104)

Net Assets — 100.0%		$49,458,932

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2013.
See accompanying notes to financial statements.

8

APEXcm SMALL/MID CAP GROWTH FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2013 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$43,934,676
At value (Note 2)	$49,728,036
Dividends receivable	38,168
Receivable for capital shares sold	1,782
Receivable for investment securities sold	1,007,287
Other assets	22,248
Total assets	50,797,521

LIABILITIES
Payable for investment securities purchased	1,297,313
Payable to Adviser (Note 4)	20,881
Payable to administrator (Note 4)	9,020
Other accrued expenses	11,375
Total liabilities	1,338,589

NET ASSETS	$49,458,932

NET ASSETS CONSIST OF:
Paid-in capital	$43,418,068
Accumulated net investment loss	(71,320)
Accumulated net realized gains from security transactions	318,824
Net unrealized appreciation on investments	5,793,360
NET ASSETS	$49,458,932

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,419,125

Net asset value, offering price and redemption price per share (Note 2)	$14.47

See accompanying notes to financial statements.

9

APEXcm SMALL/MID CAP GROWTH FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2013 (Unaudited)
INVESTMENT INCOME
Dividend income	$101,159

EXPENSES
Investment advisory fees (Note 4)	155,088
Custody and bank service fees	18,866
Administration fees (Note 4)	17,411
Professional fees	16,286
Fund accounting fees (Note 4)	14,806
Registration and filing fees	13,998
Transfer agent fees (Note 4)	9,000
Compliance fees (Note 4)	6,000
Trustees' fees and expenses (Note 4)	4,451
Postage and supplies	2,684
Insurance expense	2,030
Other expenses	5,853
Total expenses	266,473
Less fee reductions by the Adviser (Note 4)	(103,631)
Net expenses	162,842

NET INVESTMENT LOSS	(61,683)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	352,268
Net change in unrealized appreciation/ depreciation on investments	4,730,390
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	5,082,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,020,975

See accompanying notes to financial statements.

10

APEXcm SMALL/MID CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2013 (Unaudited)	Period Ended May 31, 2013(a)
FROM OPERATIONS
Net investment income (loss)	$(61,683)	$9,832
Net realized gains (losses) from security transactions	352,268	(33,444)
Net change in unrealized appreciation/ depreciation on investments	4,730,390	1,062,970
Net increase in net assets resulting from operations	5,020,975	1,039,358

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(19,469)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	32,293,006	12,444,893
Net asset value of shares issued in reinvestment of distributions to shareholders	—	19,469
Payments for shares redeemed	(1,008,028)	(431,272)
Net increase in net assets from capital share transactions	31,284,978	12,033,090

TOTAL INCREASE IN NET ASSETS	36,305,953	13,052,979

NET ASSETS
Beginning of period	13,152,979	100,000
End of period	$49,458,932	$13,152,979

ACCUMULATED NET INVESTMENT LOSS	$(71,320)	$(9,637)

CAPITAL SHARE ACTIVITY
Shares sold	2,456,381	1,060,310
Shares reinvested	—	1,764
Shares redeemed	(73,963)	(35,367)
Net increase in shares outstanding	2,382,418	1,026,707
Shares outstanding at beginning of period	1,036,707	10,000
Shares outstanding at end of period	3,419,125	1,036,707

(a)	Represents the period from the commencement of operations (June 29, 2012) through May 31, 2013.
See accompanying notes to financial statements.

11

APEXcm SMALL/MID CAP GROWTH FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout each Period
	Six Months Ended November 30, 2013 (Unaudited)		Period Ended May 31, 2013(a)
Net asset value at beginning of period	$12.69		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.04	(b)
Net realized and unrealized gains on investments	1.79		2.72
Total from investment operations	1.78		2.76

Less distributions:
From net investment income	—		(0.07)

Net asset value at end of period	$14.47		$12.69

Total return (c)	14.03%	(d)	27.65%	(d)

Net assets at end of period (000's)	$49,459		$13,153

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.71%	(e)	4.87%	(e)

Ratio of net expenses to average net assets (f)	1.05%	\(e)	1.05%	(e)

Ratio of net investment income (loss) to average net assets (f)	(0.40%	)(e)	0.26%	(e)

Portfolio turnover rate	23%	(d)	18%	(d)

(a)	Represents the period from the commencement of operations (June 29, 2012) through May 31, 2013.
(b)	Calculated using weighted average shares outstanding during the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
See accompanying notes to financial statements.

12

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2013 (Unaudited)

1. Organization

APEXcm Small/Mid Cap Growth Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on June 29, 2012.

The investment objective of the Fund is long-term capital growth.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

13

APEXcm SMALL/MID CAP GROWTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$46,838,565	$—	$—	$46,838,565
Money Market Funds	2,889,471	—	—	2,889,471
Total	$49,728,036	$—	$—	$49,728,036

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2013, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2013. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

14

APEXcm SMALL/MID CAP GROWTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended November 30, 2013 and May 31, 2013 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
November 30, 2013	$—	$—	$—
May 31, 2013	$19,469	$—	$19,469

On December 31, 2013, the Fund paid short-term and long-term capital gains to shareholders of $0.0572 and $0.0036 per share, respectively. The distributions were paid on December 31, 2013 to shareholders of record on December 30, 2013.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

15

APEXcm SMALL/MID CAP GROWTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2013:

Tax cost of portfolio investments	$43,937,018
Gross unrealized appreciation	$6,371,456
Gross unrealized depreciation	(580,438)
Net unrealized appreciation	5,791,018
Accumulated ordinary loss	(71,320)
Capital loss carryforward	(33,360)
Other gains	354,526
Total accumulated earnings	$6,040,864

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of May 31, 2013, the Fund had a short-term capital loss carryforward in the amount of $33,360. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax periods (period ended May 31, 2013) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the six months ended November 30, 2013, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $35,864,560 and $6,761,046, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

16

APEXcm SMALL/MID CAP GROWTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Adviser has contractually agreed, until August 31, 2015, to reduce its advisory fees and to reimburse the Fund’s operating expenses (excluding brokerage costs, taxes, interest, costs to organize the Fund, acquired fund fees and expenses and extraordinary expenses) to the extent necessary so that the Fund’s annual ordinary operating expenses do not exceed an amount equal to 1.05% of its average daily net assets. Accordingly, the Adviser reduced its advisory fees in the amount of $103,631 during the six months ended November 30, 2013.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses, at the time the repayment occurs, to exceed the expense limitation of 1.05% per annum. As of November 30, 2013, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $248,507. The Adviser may recover a portion of this amount no later than the dates as stated below:

May 31, 2016	$144,876
November 30, 2016	103,631
$248,507

Certain officers of the Fund are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. Pursuant to seperate servicing agreements with Ultimus, the Fund pays Ultimus a customary fee for its services. Certain officers of the Trust are also officers of Ultimus.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

TRUSTEE COMPENSATION

Each Trustee who is not an interested person of the Trust receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other expenses incurred in attending the meetings. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

17

APEXcm SMALL/MID CAP GROWTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and, therefore, the value of the Fund’s portfolio could be adversely affected. As of November 30, 2013, the Fund had 26.4% of the value of its net assets invested in stocks within the Information Technology sector.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

18

APEXcm SMALL/MID CAP GROWTH FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2013) and held until the end of the period (November 30, 2013).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

19

APEXcm SMALL/MID CAP GROWTH FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,140.30	$5.63
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.80	$5.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-575-4800. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

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BARROW ALL-CAP CORE FUND

INVESTOR CLASS (BALAX)
INSTITUTIONAL CLASS (BALIX)

BARROW ALL-CAP LONG/SHORT FUND

INVESTOR CLASS (BFLSX)
INSTITUTIONAL CLASS (BFSLX)

Semi-Annual Report

November 30, 2013
(Unaudited)

BARROW ALL-CAP CORE FUND LETTER TO SHAREHOLDERS	January 9, 2014

Dear Shareholder,

Barrow Street Advisors LLC re-organized the Barrow Street Fund LP, a private investment partnership started on 12/31/2008 (the “Predecessor Partnership”), into the Barrow All-Cap Core Fund (the “Fund”) on the close of business August 30, 2013. For the quarter ended November 30, 2013, the Fund’s Institutional Class posted a total return of +12.49%, which compared favorably against a +11.16% total return for the S&P 500 Index and -1.42% for Bloomberg’s 10-Year U.S. Treasury index. Calendar year-to-date the Fund’s Institutional Class generated a total return of +35.38% compared to +29.12% for the S&P 500. Since 12/31/08, the Fund has generated a total return of +162.10% compared to +122.56% for the S&P 500.

The Fund continued to implement its Systematic Quality Value (“SQV”) strategy, which seeks to employ a disciplined and dispassionate approach to investing in diverse sub-portfolios of high quality companies at prices that are well below our estimate of their intrinsic value. During the quarter, we invested in three new sub-portfolios comprising multiple industry sectors and market capitalizations and composed of numerous businesses with strong balance sheets that are growing, generating ample free cash flow, and re-investing that cash at high internal rates of return.

Drawing on our firm's 17 years of private and public equity investment experience and research, we made these investments with confidence that the market price of a well-constructed portfolio of high-quality stocks purchased at bargain levels will trend toward our estimate of its intrinsic value over time. Our portfolio is highly diversified by market cap segment, sector, industry, and position size.

Our investments are sourced by taking account of the opportunity set of all companies in our broad investment universe each time we commit capital to a new position. We think this approach allows us to uncover investment opportunities that arise from temporary market inefficiencies and to gather up the most compelling investments across a wide array of industries and market caps without the behavioral biases inherent in concentrated-stock and sector-specialized investing.

With regard to hold period, we typically give the market at least one year to re-appraise each of the Fund’s sub-portfolios. The idea here is that it takes time from the date of our investment in any given company for the market to realize that it is trading cheap to its intrinsic value and has high quality business metrics. We are more interested in the performance of each of our diversified sub-portfolios taken as a whole than that of any one position.

The three best-performing positions for the quarter were Endo Health Solutions, Inc., Nu Skin Enterprises, Inc. and Sturm Ruger & Company Inc., which generated total returns of +63.52%, +53.12% and +48.05%, respectively, and contributed to the Fund’s return by 94 bps, 86 bps and 55 bps, respectively. The three worst-performing positions were Questcor Pharmaceuticals, Inc., Terra Nitrogen Company, L.P., and Select Comfort Corp., which generated total returns of (12.61%), (26.17%) and (14.53%), respectively, and reduced the Fund’s return by 18 bps, 18 bps and 10 bps, respectively.

None of our holdings was announced as a take-over target during the quarter. On average, the Fund has experienced three take-outs per quarter, for a total of 54 since 12/31/08, or roughly 4x the market average.1 The control premia we have captured by virtue of holding stocks which end up being merger targets has made repeated and meaningful contributions to the Fund’s total returns, and we expect to continue to benefit from this effect going forward. We remove companies from the Fund’s portfolio soon after they are announced as take-over targets and re-invest that capital.

For the quarter, the portfolio generated a price return of +12.16%, including +14.09% for large caps, +10.19% for mid caps and +11.18% for small caps. This compares to +10.58% for the S&P 500 Index, +10.16% for the S&P 400 Midcap Index, and +13.06% for the Russell 2000 Index. Our sectors with the best absolute performance were health care and industrials, which generated price returns of +16.02% and +15.96%, respectively. Our sectors that did least well were materials and consumer discretionary, which returned +1.32% and +8.75%, respectively.

Going forward, we believe the Fund is well positioned for near-term and long-term success given the quality and value attributes of its stock portfolio. We expect the Fund will continue to outperform its benchmarks over time.

The Fund’s portfolio had a position-weighted EBIT (Earnings Before Interest and Taxes) yield of 9.30% on 11/30/13, which compares favorably with the 6.91% EBIT yield for the S&P 500 and the 2.74% yield-to-maturity of the benchmark 10-year U.S. Treasury note. The Fund’s dividend yield was 2.5%, which was 25% higher than that of the S&P 500. These healthy vital signs are consistent with the use of our private equity framework, which among other things focuses on cash flow over GAAP earnings, in selecting securities for investment.

In addition to the attractive valuation level of our portfolio, we expect to benefit from the absolute and relative level of quality fundamentals in our holdings. As of 11/30/13, our portfolio had the following position-weighted quality characteristics relative to the S&P 500 (SPX): return on equity (29.0% vs. 14.5% SPX); return on assets (13.7% vs. 3.1% SPX), operating margin (19.5% vs. 13.5% SPX) and debt-to-enterprise value (15.1% vs. 33.5% SPX).

Sincerely,

Nicholas Chermayeff	Robert F. Greenhill, Jr.	David R. Bechtel
Co-Portfolio Manager,	Co-Portfolio Manager,	Principal,
Investment Committee	Investment Committee	Investment Committee

1
Barrow calculates the frequency of merger and acquisition (“M&A”) activity in its portfolio on a quarterly basis by dividing the cumulative number of portfolio holdings that have been announced as merger or acquisition targets by the cumulative number of unique holdings it has held in its portfolio. Barrow calculates the frequency of M&A activity in the market on a quarterly basis by dividing the cumulative number of publicly-traded U.S. common stocks that have been announced as acquisition targets per Bloomberg by the total universe of publicly-traded U.S. common stocks as identified by Bloomberg (approximately 10,000). The ratio of portfolio M&A frequency to market-wide M&A frequency is calculated by dividing the portfolio’s average of quarterly M&A frequency since inception 12/31/08 by the market-wide average of quarterly M&A frequency since inception 12/31/08.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-877-767-6633.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.barrowfunds.com or call 1-877-767-6633 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s Adviser with respect to those securities may change at any time. The 30-day SEC yield for the Fund as of November 30, 2013 was 0.86%.

The investment related and performance information discussed above for periods prior to Barrow All-Cap Core Fund’s inception date (close of business August 30, 2013) are based on the activities of the Fund’s predecessor, the Barrow Street Fund LP, an unregistered limited partnership managed by the portfolio managers of Barrow All-Cap Core Fund (the “Predecessor Private Fund”). The Predecessor Private Fund was reorganized into the Institutional Class shares on close of business August 30, 2013, the date that Barrow All- Cap Core Fund commenced operations. Barrow All-Cap Core Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The performance information shows the Predecessor Private Fund’s returns calculated using the actual fees and expenses that were charged by the Predecessor Private Fund. This prior performance is net of management fees and other expenses but does not include the effect of the Predecessor Private Fund’s performance fee which was in place until October 7, 2012. From the Predecessor Private Fund’s inception on December 31, 2008 through the date of this prospectus, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected Barrow All-Cap Core Fund’s performance.

BARROW ALL-CAP LONG/SHORT FUND LETTER TO SHAREHOLDERS	January 9, 2014

Dear Shareholder,

On the close of business August 30, 2013, Barrow Street Advisors LLC launched the Barrow All-Cap Long/Short Fund (the “Fund”). For the quarter ended November 30, 2013, the Fund’s Institutional Class posted a total return of 4.40%, which compares to 11.16% for the S&P 500 Index and -1.42% for Bloomberg’s 10-Year U.S. Treasury index. The Fund maintains a gross exposure of approximately 220% of its net capital with long exposure of 130%, short exposure of 90%, and net exposure of 40%.

The Fund continued to implement its Systematic Quality Value (“SQV”) strategy, which seeks to employ a disciplined and dispassionate approach to investing in diverse sub-portfolios of companies at prices that are well below (longs) or well above (shorts) our appraisal of their intrinsic value. During the quarter, we invested in three new sub-portfolios comprising multiple industry sectors and market capitalizations. We purchased long many high quality businesses with strong balance sheets that are growing, generating ample free cash flow, and re-investing that cash at high internal rates of return. In tandem, we sold short four times as many companies that we consider to be overpriced with poor quality characteristics. Our short positions are tailored to our long positions by market capitalization and sector.

Drawing on our firm's 17 years of private and public equity investment experience and research, we made these investments with confidence that the market price of a well-constructed portfolio of high (or low) quality stocks purchased at bargain (or lofty) levels will trend toward our estimate of its intrinsic value over time. Our long and short portfolios are highly diversified by market cap segment, sector, industry, and position size.

Our investments are sourced by taking account of the opportunity set of all companies in our broad investment universe each time we commit capital to a new position. We think this approach allows us to uncover investment opportunities that arise from temporary market inefficiencies and to gather up the most compelling investments across a wide array of industries and market caps without the behavioral biases inherent in concentrated-stock and sector-specialized investing.

With regard to hold period, we typically give the market at least one year to re-appraise each of the Fund’s positions. The idea here is that it takes time from the date of our investment in any given company for the market to realize that it is trading at a large discount or premium to its intrinsic value, especially when re-considered in light of the high or low quality of their business characteristics. We are more interested in the average performance of each of our diversified sub-portfolios taken as a whole than that of any one position.

The three best-performing positions for the quarter were Endo Health Solutions, Inc. (long), Nu Skin Enterprises, Inc. (long) and Sturm Ruger & Company Inc. (long), which generated total returns of +63.52%, +53.12% and +48.05%, respectively, and increased the Fund’s return by 121 bps, 112 bps and 71 bps, respectively. The three worst-performing positions were Mako Surgical Corp. (short), Questcor Pharmaceuticals, Inc. (long) and Terra Nitrogen Company, L.P. (long), which generated total returns of +100.13%, -12.61% and -26.17%, respectively, and reduced the Fund’s return by 37 bps, 24 bps and 23 bps, respectively.

None of our long holdings was announced as a take-over target during the quarter. On average, our firm’s investments have experienced three long take-outs per quarter, for a total of 54 since 12/31/08, or roughly four times the market average.1 The control premia we have captured by virtue of holding stocks which end up being merger targets has made repeated and meaningful contributions to our firm’s investments over the years, and we expect to continue to benefit from this effect going forward. We remove companies from the Fund’s portfolio soon after they are announced as take-over targets and re-invest that capital.

During the quarter, the long portfolio generated a price return of +12.16%, including +14.03% for large caps, +10.21% for mid caps and +11.24% for small caps. This compares to +10.58% for the S&P 500 Index, +10.16% for the S&P 400 Midcap Index, and +13.06% for the Russell 2000 Index. Our sectors with the best performance were industrials and health care, which generated price returns of +15.89% and +15.87%, respectively. The two sectors that did least well were consumer discretionary and materials, which returned +8.77% and +1.38%, respectively. Given its gross weight of approximately 130% of the Fund’s net assets, the long portfolio contributed 1570 basis points to the Fund’s return over the quarter.

The short portfolio generated a price return of -12.06%, including -10.25% for large caps, -11.88% for mid caps and -14.52% for small caps. Our sectors with the best performance were health care and energy, which generated price returns of +2.69% and -6.86%, respectively. Our sectors that did least well were industrials and health care, which returned -14.24% and -14.15%, respectively. Given its gross weight of approximately 90% of the Fund’s net assets, the short portfolio reduced by 1085 basis points the Fund’s return over the quarter.

Going forward, we believe the Fund is well positioned for near-term and long-term success given the fundamental quality and value attributes of its positions and its hedged portfolio, designed to reduce price volatility. We expect the Fund’s long and short portfolios to outperform its benchmarks over time.

The Fund’s long portfolio had a position-weighted EBIT (Earnings Before Interest and Taxes) yield of 9.30% on 11/30/13, which compares favorably with the 6.91% EBIT yield for the S&P 500 and the 2.74% yield-to-maturity of the benchmark 10-year U.S. Treasury note. The short portfolio’s position-weighted EBIT yield of 2.15% is substantially lower than the average stock in the market, indicating to us that these securities are significantly overpriced relative to market levels. The Fund’s returns would benefit if the prices of these stocks were to drop. Furthermore, our long portfolio had an attractive dividend yield of 2.5%, which was nearly twice that of the short portfolio (1.3%) and 25% higher than that of the S&P 500 (2.0%). These healthy vital signs are consistent with the use of our private equity framework, which among other things focuses on cash flow over GAAP earnings, in selecting securities for investment.

In addition to the attractive valuation levels of our portfolio, we expect to benefit from the absolute and relative level of quality fundamentals in our holdings. As of 11/30/13, our long and short portfolios had the following position-weighted quality characteristics relative to the S&P 500 (SPX): return on equity (29.0%/8.1% L/S vs. 14.5% SPX); return on assets (13.7%/2.5% L/S vs. 3.1% SPX), operating margin (19.5%/1.8% L/S vs. 13.5% SPX) and debt-to-enterprise value (15.1%/19.0% L/S vs. 33.5% SPX).

Sincerely,

Nicholas Chermayeff	Robert F. Greenhill, Jr.	David R. Bechtel
Co-Portfolio Manager,	Co-Portfolio Manager,	Principal,
Investment Committee	Investment Committee	Investment Committee

1
Barrow calculates the frequency of merger and acquisition (“M&A”) activity in its portfolio on a quarterly basis by dividing the cumulative number of portfolio holdings that have been announced as merger or acquisition targets by the cumulative number of unique holdings it has held in its portfolio. Barrow calculates the frequency of M&A activity in the market on a quarterly basis by dividing the cumulative number of publicly-traded U.S. common stocks that have been announced as acquisition targets per Bloomberg by the total universe of publicly-traded U.S. common stocks as identified by Bloomberg (approximately 10,000). The ratio of portfolio M&A frequency to market-wide M&A frequency is calculated by dividing the portfolio’s average of quarterly M&A frequency since inception 12/31/08 by the market-wide average of quarterly M&A frequency since inception 12/31/08.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-877-767-6633.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.barrowfunds.com or call 1-877-767-6633 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s Adviser with respect to those securities may change at any time. The 30-day SEC yield for the Fund as of November 30, 2013 was -0.94%.

BARROW ALL-CAP CORE FUND
PORTFOLIO INFORMATION
November 30, 2013 (Unaudited)

Sector Diversification

Top 10 Equity Holdings

Security Description	% of Net Assets
Nu Skin Enterprises, Inc. - Class A	1.63%
Endo Health Solutions, Inc.	1.47%
Questcor Pharmaceuticals, Inc.	1.47%
AmSurg Corporation	1.37%
Northrop Grumman Corporation	1.33%
Express, Inc.	1.29%
Raytheon Company	1.29%
Cardinal Health, Inc.	1.28%
Deluxe Corporation	1.27%
USANA Health Sciences, Inc.	1.24%

BARROW ALL-CAP LONG/SHORT FUND
PORTFOLIO INFORMATION
November 30, 2013 (Unaudited)

Net Sector Exposure Diversification*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
Nu Skin Enterprises, Inc. - Class A	2.10%	West Pharmaceutical Services, Inc.	0.58%
Endo Health Solutions, Inc.	1.90%	athenahealth, Inc.	0.57%
Questcor Pharmaceuticals, Inc.	1.90%	Team Health Holdings, Inc.	0.51%
AmSurg Corporation	1.78%	Align Technology, Inc.	0.43%
Northrop Grumman Corporation	1.73%	Actavis plc	0.42%
Express, Inc.	1.66%	Andersons, Inc. (The)	0.42%
Raytheon Company	1.66%	Haemonetics Corporation	0.41%
Cardinal Health, Inc.	1.65%	Constellation Brands, Inc. - Class A	0.39%
Deluxe Corporation	1.65%	LifePoint Hospitals, Inc.	0.39%
Dun & Bradstreet Corporation (The)	1.60%	Allscripts Healthcare Solutions, Inc.	0.39%

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS November 30, 2013 (Unaudited)
COMMON STOCKS — 100.0%	Shares	Value
Consumer Discretionary — 22.0%
Auto Components — 0.1%
TRW Automotive Holdings Corporation (a)	248	$19,245

Automobiles — 0.1%
Ford Motor Company (b)	1,057	18,054

Diversified Consumer Services — 1.7%
H&R Block, Inc. (b)	5,539	154,483
Outerwall, Inc. (a) (b)	1,648	112,723
Weight Watchers International, Inc. (b)	2,082	67,477
		334,683
Hotels, Restaurants & Leisure — 0.7%
International Game Technology (b)	5,296	92,627
Interval Leisure Group, Inc. (b)	1,218	32,618
		125,245
Household Durables — 0.6%
iRobot Corporation (a) (b)	769	25,539
Tempur Sealy International, Inc. (a) (b)	919	46,887
Tupperware Brands Corporation (b)	374	34,161
		106,587
Leisure Equipment & Products — 2.7%
LeapFrog Enterprises, Inc. (a) (b)	11,898	102,442
Smith & Wesson Holding Corporation (a) (b)	16,825	198,872
Sturm, Ruger & Company, Inc. (b)	2,851	219,327
		520,641
Media — 5.7%
Crown Media Holdings, Inc. - Class A (a) (b)	6,107	20,458
DIRECTV (a) (b)	1,887	124,750
Gannett Company, Inc. (b)	1,280	34,637
Interpublic Group of Companies, Inc. (b)	9,930	172,782
John Wiley & Sons, Inc. - Class A (b)	2,201	112,163
Meredith Corporation	268	14,295
National CineMedia, Inc. (b)	9,013	168,092
Omnicom Group, Inc. (b)	3,051	217,994
Valassis Communications, Inc. (b)	6,698	196,653
Viacom, Inc. - Class B (b)	515	41,288
		1,103,112

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 100.0% (Continued)	Shares	Value
Consumer Discretionary — 22.0% (Continued)
Specialty Retail — 7.5%
American Eagle Outfitters, Inc. (b)	8,188	$133,219
Bed Bath & Beyond, Inc. (a) (b)	1,400	109,242
Buckle, Inc. (The) (b)	3,962	210,224
Cato Corporation (The) - Class A (b)	1,092	37,172
Chico's FAS, Inc. (b)	1,555	29,063
Express, Inc. (a) (b)	10,065	247,700
Foot Locker, Inc. (b)	4,095	159,254
Francesca's Holdings Corporation (a) (b)	2,694	52,856
GameStop Corporation - Class A (b)	4,174	201,395
Gap, Inc. (The) (b)	2,404	98,492
Guess?, Inc. (b)	530	18,158
Select Comfort Corporation (a)	6,430	135,737
Staples, Inc. (b)	1,226	19,040
		1,451,552
Textiles, Apparel & Luxury Goods — 2.9%
Coach, Inc. (b)	3,134	181,458
Iconix Brand Group, Inc. (a) (b)	3,140	124,595
Steven Madden Ltd. (a) (b)	5,985	233,176
Vera Bradley, Inc. (a)	474	11,907
		551,136
Consumer Staples — 14.3%
Beverages — 1.5%
Boston Beer Company, Inc. (The) - Class A (a)	28	6,854
Dr Pepper Snapple Group, Inc. (b)	3,972	191,689
National Beverage Corporation (b)	3,925	82,896
		281,439
Food & Staples Retailing — 0.3%
CVS Caremark Corporation	299	20,021
Village Super Market, Inc. - Class A (b)	1,235	47,832
		67,853
Food Products — 3.1%
B&G Foods, Inc. (b)	914	31,652
Darling International, Inc. (a) (b)	9,906	205,351
Dean Foods Company (a) (b)	1,613	29,002
Hillshire Brands Company (The) (b)	1,490	49,796
Ingredion, Inc.	253	17,498
Kraft Foods Group, Inc.	354	18,804
Lancaster Colony Corporation (b)	1,834	158,934
Mondelēz International, Inc. - Class A (b)	952	31,921

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 100.0% (Continued)	Shares	Value
Consumer Staples — 14.3% (Continued)
Food Products — 3.1% (Continued)
Pilgrim's Pride Corporation (a) (b)	2,226	$36,462
Seaboard Corporation	7	19,775
		599,195
Household Products — 0.7%
Energizer Holdings, Inc. (b)	975	107,591
Spectrum Brands Holdings, Inc. (b)	288	20,327
		127,918
Personal Products — 3.8%
Inter Parfums, Inc. (b)	3,731	135,808
Nu Skin Enterprises, Inc. - Class A (b)	2,446	312,697
Revlon, Inc. - Class A (a) (b)	2,012	53,117
USANA Health Sciences, Inc. (a) (b)	3,257	238,119
		739,741
Tobacco — 4.9%
Altria Group, Inc. (b)	5,212	192,740
Lorillard, Inc. (b)	4,267	219,025
Philip Morris International, Inc. (b)	1,891	161,756
Reynolds American, Inc. (b)	3,886	196,048
Vector Group Ltd. (b)	10,073	164,996
		934,565
Energy — 11.2%
Energy Equipment & Services — 1.7%
C&J Energy Services, Inc. (a) (b)	7,530	178,461
Forum Energy Technologies, Inc. (a) (b)	545	14,720
Geospace Technologies Corporation (a)	201	17,541
Halliburton Company (b)	801	42,197
National Oilwell Varco, Inc. (b)	834	67,971
		320,890
Oil, Gas & Consumable Fuels — 9.5%
Alon USA Energy, Inc. (b)	6,824	94,171
Alon USA Partners, L.P. (b)	3,891	60,544
Chevron Corporation (b)	767	93,911
CVR Energy, Inc. (b)	2,601	102,688
CVR Refining, L.P. (b)	2,781	66,744
Delek US Holdings, Inc. (b)	3,410	103,187
HollyFrontier Corporation (b)	3,981	191,008
Marathon Oil Corporation (b)	4,476	161,315
Marathon Petroleum Corporation (b)	2,529	209,249
Northern Tier Energy, L.P. (b)	7,478	189,941
Phillips 66 (b)	1,600	111,376

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 100.0% (Continued)	Shares	Value
Energy — 11.2% (Continued)
Oil, Gas & Consumable Fuels — 9.5% (Continued)
Renewable Energy Group, Inc. (a) (b)	2,426	$27,584
Rentech, Inc. (b)	34,518	62,478
Stone Energy Corporation (a)	229	7,575
Tesoro Corporation (b)	1,566	91,815
VAALCO Energy, Inc. (a) (b)	4,905	29,675
Western Refining, Inc. (b)	5,823	227,505
		1,830,766
Health Care — 21.5%
Biotechnology — 4.6%
Cubist Pharmaceuticals, Inc. (a) (b)	1,567	107,355
Myriad Genetics, Inc. (a) (b)	6,741	200,545
PDL BioPharma, Inc. (b)	23,632	230,885
Spectrum Pharmaceuticals, Inc.	13,094	126,095
United Therapeutics Corporation (a) (b)	2,329	214,990
		879,870
Health Care Equipment & Supplies — 2.7%
ArthroCare Corporation (a) (b)	2,602	98,147
C.R. Bard, Inc. (b)	704	97,772
CareFusion Corporation (a)	460	18,331
Globus Medical, Inc. - Class A (a) (b)	7,062	136,014
Medtronic, Inc. (b)	1,840	105,469
St. Jude Medical, Inc. (b)	1,113	65,021
		520,754
Health Care Providers & Services — 9.4%
AmerisourceBergen Corporation (b)	3,147	221,958
AMN Healthcare Services, Inc. (a) (b)	1,850	25,678
AmSurg Corporation (a) (b)	5,464	264,020
Bio-Reference Laboratories, Inc. (a) (b)	3,091	90,257
Cardinal Health, Inc. (b)	3,813	246,320
Chemed Corporation (b)	2,389	186,175
HealthSouth Corporation (b)	3,130	112,023
Laboratory Corporation of America Holdings (a) (b)	1,935	197,080
MEDNAX, Inc. (a) (b)	1,503	166,532
Patterson Companies, Inc. (b)	1,223	50,742
PharMerica Corporation (a)	914	20,638
Quest Diagnostics, Inc. (b)	3,107	189,341
Select Medical Holdings Corporation (b)	1,350	11,691
VCA Antech, Inc. (a) (b)	1,232	36,898
		1,819,353

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 100.0% (Continued)	Shares	Value
Health Care — 21.5% (Continued)
Health Care Technology — 0.3%
Computer Programs & Systems, Inc.	113	$6,952
Quality Systems, Inc. (b)	1,869	43,660
		50,612
Pharmaceuticals — 4.5%
Abbott Laboratories (b)	2,430	92,802
Auxilium Pharmaceuticals, Inc. (a) (b)	4,666	95,233
Eli Lilly & Company	366	18,380
Endo Health Solutions, Inc. (a) (b)	4,212	283,004
Impax Laboratories, Inc. (a) (b)	944	22,694
Pfizer, Inc. (b)	573	18,181
Prestige Brands Holdings, Inc. (a) (b)	1,582	55,750
Questcor Pharmaceuticals, Inc. (b)	4,863	282,103
		868,147
Industrials — 22.2%
Aerospace & Defense — 6.2%
AeroVironment, Inc. (a) (b)	757	22,839
Alliant Techsystems, Inc. (b)	1,213	147,052
Cubic Corporation (b)	572	32,055
Engility Holdings, Inc. (a) (b)	1,616	51,469
Exelis, Inc. (b)	13,325	235,453
Lockheed Martin Corporation	293	41,509
National Presto Industries, Inc. (b)	1,770	135,600
Northrop Grumman Corporation (b)	2,276	256,460
Raytheon Company (b)	2,791	247,506
Triumph Group, Inc.	366	27,062
		1,197,005
Commercial Services & Supplies — 2.5%
Deluxe Corporation (b)	4,919	244,425
Herman Miller, Inc. (b)	672	21,444
Performant Financial Corporation (a) (b)	10,672	111,949
Pitney Bowes, Inc. (b)	4,020	93,143
		470,961
Construction & Engineering — 1.1%
Fluor Corporation (b)	696	54,156
KBR, Inc. (b)	4,574	154,738
		208,894
Electrical Equipment — 1.1%
Brady Corporation - Class A	631	19,769
Emerson Electric Company (b)	2,091	140,076

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 100.0% (Continued)	Shares	Value
Industrials — 22.2% (Continued)
Electrical Equipment — 1.1% (Continued)
EnerSys, Inc. (b)	648	$46,235
		206,080
Machinery — 5.3%
Actuant Corporation - Class A (b)	2,338	91,369
American Railcar Industries, Inc.	480	20,832
Crane Company (b)	1,942	121,006
Deere & Company (b)	1,672	140,849
ITT Corporation (b)	1,715	70,006
Joy Global, Inc. (b)	3,058	172,960
Lindsay Corporation (b)	1,661	126,884
NACCO Industries, Inc. - Class A (b)	670	43,383
Oshkosh Corporation (b)	1,261	61,474
PACCAR, Inc. (b)	886	50,777
Timken Company (b)	596	30,849
Valmont Industries, Inc. (b)	649	93,917
		1,024,306
Professional Services — 5.8%
Acacia Research Corporation (b)	1,092	16,249
Dun & Bradstreet Corporation (The) (b)	2,036	237,906
Exponent, Inc. (b)	1,355	104,836
FTI Consulting, Inc. (a) (b)	1,282	57,575
Huron Consulting Group, Inc. (a) (b)	1,307	77,688
Insperity, Inc.	504	17,766
Korn/Ferry International (a) (b)	3,480	80,597
Navigant Consulting, Inc. (a) (b)	5,591	109,584
Resources Connection, Inc. (b)	10,115	143,835
Robert Half International, Inc. (b)	1,374	53,078
RPX Corporation (a) (b)	13,452	222,227
		1,121,341
Road & Rail — 0.2%
Landstar System, Inc. (b)	586	32,892

Materials — 8.8%
Chemicals — 6.1%
CF Industries Holdings, Inc. (b)	921	200,207
FutureFuel Corporation (b)	6,289	105,152
Innospec, Inc. (b)	2,266	110,377
Koppers Holdings, Inc. (b)	846	40,083
Kronos Worldwide, Inc. (b)	4,792	79,835
LSB Industries, Inc. (a) (b)	1,120	35,930

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 100.0% (Continued)	Shares	Value
Materials — 8.8% (Continued)
Chemicals — 6.1% (Continued)
LyondellBasell Industries N.V. - Class A	215	$16,594
NewMarket Corporation (b)	662	214,455
Olin Corporation (b)	5,791	143,790
PetroLogistics, L.P. (b)	1,210	14,605
Rentech Nitrogen Partners, L.P. (b)	1,530	31,396
Terra Nitrogen Company, L.P. (b)	865	135,174
W.R. Grace & Company (a)	216	20,742
Westlake Chemical Corporation	318	35,800
		1,184,140
Containers & Packaging — 0.1%
Sonoco Products Company	391	15,663

Metals & Mining — 1.8%
Gold Resource Corporation (b)	8,124	41,920
Kaiser Aluminum Corporation (b)	1,732	116,598
Reliance Steel & Aluminum Company (b)	462	33,971
Southern Copper Corporation (b)	5,880	147,588
		340,077
Paper & Forest Products — 0.8%
Louisiana-Pacific Corporation (a) (b)	3,086	50,610
Schweitzer-Mauduit International, Inc. (b)	1,996	103,014
		153,624

Total Common Stocks (Cost $15,496,630)		$19,226,341

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $14,911)	14,911	$14,911

Total Investments at Value — 100.1% (Cost $15,511,541)		$19,241,252

Liabilities in Excess of Other Assets — (0.1%)		(12,786)

Net Assets — 100.0%		$19,228,466

(a)	Non-income producing security.

(b)	All or a portion of the shares have been pledged as collateral for the bank line of credit (Note 5).

(c)	The rate shown is the 7-day effective yield as of November 30, 2013.

See accompanying notes to financial statements.

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS November 30, 2013 (Unaudited)
COMMON STOCKS — 127.9%	Shares	Value
Consumer Discretionary — 28.2%
Auto Components — 0.1%
TRW Automotive Holdings Corporation (a) (b)	57	$4,423

Automobiles — 0.1%
Ford Motor Company (b)	239	4,082

Diversified Consumer Services — 2.3%
H&R Block, Inc. (b)	1,226	34,193
Outerwall, Inc. (a) (b)	373	25,513
Weight Watchers International, Inc. (b)	465	15,071
		74,777
Hotels, Restaurants & Leisure — 0.8%
International Game Technology (b)	1,165	20,376
Interval Leisure Group, Inc. (b)	273	7,311
		27,687
Household Durables — 0.6%
iRobot Corporation (a) (b)	117	3,886
Tempur Sealy International, Inc. (a) (b)	141	7,194
Tupperware Brands Corporation (b)	83	7,581
		18,661
Leisure Equipment & Products — 3.5%
LeapFrog Enterprises, Inc. (a) (b)	2,630	22,644
Smith & Wesson Holding Corporation (a) (b)	3,757	44,408
Sturm, Ruger & Company, Inc. (b)	636	48,927
		115,979
Media — 7.4%
Crown Media Holdings, Inc. - Class A (a) (b)	1,336	4,476
DIRECTV (a) (b)	421	27,832
Gannett Company, Inc. (b)	287	7,766
Interpublic Group of Companies, Inc. (b)	2,222	38,663
John Wiley & Sons, Inc. - Class A (b)	488	24,869
Meredith Corporation (b)	60	3,200
National CineMedia, Inc. (b)	2,004	37,375
Omnicom Group, Inc. (b)	681	48,657
Valassis Communications, Inc. (b)	1,492	43,805
Viacom, Inc. - Class B (b)	117	9,380
		246,023

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.9% (Continued)	Shares	Value
Consumer Discretionary — 28.2% (Continued)
Specialty Retail — 9.7%
American Eagle Outfitters, Inc. (b)	1,821	$29,628
Bed Bath & Beyond, Inc. (a) (b)	311	24,267
Buckle, Inc. (The) (b)	881	46,746
Cato Corporation (The) - Class A (b)	241	8,204
Chico's FAS, Inc. (b)	344	6,429
Express, Inc. (a) (b)	2,245	55,250
Foot Locker, Inc. (b)	912	35,468
Francesca's Holdings Corporation (a) (b)	592	11,615
GameStop Corporation - Class A (b)	938	45,259
Gap, Inc. (The) (b)	532	21,796
Guess?, Inc. (b)	117	4,008
Select Comfort Corporation (a) (b)	1,422	30,018
Staples, Inc. (b)	278	4,317
		323,005
Textiles, Apparel & Luxury Goods — 3.7%
Coach, Inc. (b)	697	40,356
Iconix Brand Group, Inc. (a) (b)	695	27,577
Steven Madden Ltd. (a) (b)	1,332	51,895
Vera Bradley, Inc. (a) (b)	106	2,663
		122,491
Consumer Staples — 18.1%
Beverages — 1.8%
Brown-Forman Corporation - Class B (b)	2	150
Dr Pepper Snapple Group, Inc. (b)	883	42,613
National Beverage Corporation (b)	873	18,438
		61,201
Food & Staples Retailing — 0.5%
CVS Caremark Corporation (b)	69	4,620
Village Super Market, Inc. - Class A (b)	275	10,651
		15,271
Food Products — 3.7%
B&G Foods, Inc. (b)	205	7,099
Darling International, Inc. (a) (b)	2,204	45,689
Dean Foods Company (a) (b)	358	6,437
Hillshire Brands Company (The) (b)	336	11,229
Ingredion, Inc. (b)	58	4,011
Kraft Foods Group, Inc.	75	3,984
Lancaster Colony Corporation (b)	407	35,271
Mondelēz International, Inc. - Class A (b)	145	4,862

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.9% (Continued)	Shares	Value
Consumer Staples — 18.1% (Continued)
Food Products — 3.7% (Continued)
Pilgrim's Pride Corporation (a)	73	$1,196
Seaboard Corporation	1	2,825
		122,603
Household Products — 0.9%
Energizer Holdings, Inc. (b)	219	24,167
Spectrum Brands Holdings, Inc.	61	4,305
		28,472
Personal Products — 5.0%
Inter Parfums, Inc. (b)	830	30,212
Nu Skin Enterprises, Inc. - Class A (b)	546	69,801
Revlon, Inc. - Class A (a) (b)	441	11,642
USANA Health Sciences, Inc. (a) (b)	723	52,859
		164,514
Tobacco — 6.2%
Altria Group, Inc. (b)	1,161	42,934
Lorillard, Inc. (b)	949	48,712
Philip Morris International, Inc. (b)	417	35,670
Reynolds American, Inc. (b)	862	43,488
Vector Group Ltd. (b)	2,249	36,839
		207,643
Energy — 14.5%
Energy Equipment & Services — 2.2%
C&J Energy Services, Inc. (a) (b)	1,684	39,911
Forum Energy Technologies, Inc. (a) (b)	118	3,187
Geospace Technologies Corporation (a) (b)	46	4,014
Halliburton Company (b)	179	9,430
National Oilwell Varco, Inc. (b)	189	15,404
		71,946
Oil, Gas & Consumable Fuels — 12.3%
Alon USA Energy, Inc. (b)	1,509	20,824
Alon USA Partners, L.P. (b)	855	13,304
Chevron Corporation (b)	165	20,203
CVR Energy, Inc. (b)	585	23,096
CVR Refining, L.P. (b)	610	14,640
Delek US Holdings, Inc. (b)	770	23,300
HollyFrontier Corporation (b)	886	42,510
Marathon Oil Corporation (b)	997	35,932
Marathon Petroleum Corporation (b)	565	46,748
Northern Tier Energy, L.P. (b)	1,668	42,367
Phillips 66 (b)	360	25,060

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.9% (Continued)	Shares	Value
Energy — 14.5% (Continued)
Oil, Gas & Consumable Fuels — 12.3% (Continued)
Renewable Energy Group, Inc. (a) (b)	521	$5,924
Rentech, Inc. (b)	7,559	13,682
Stone Energy Corporation (a) (b)	50	1,654
Tesoro Corporation (b)	353	20,696
VAALCO Energy, Inc. (a) (b)	1,101	6,661
Western Refining, Inc. (b)	1,304	50,947
		407,548
Financials — 0.0% (c)
Insurance — 0.0% (c)
Gerova Financial Group Ltd. (a) (b)	2	—

Health Care — 27.6%
Biotechnology — 5.9%
Cubist Pharmaceuticals, Inc. (a) (b)	346	23,704
Myriad Genetics, Inc. (a) (b)	1,501	44,655
PDL BioPharma, Inc. (b)	5,263	51,419
Spectrum Pharmaceuticals, Inc. (b)	2,927	28,187
United Therapeutics Corporation (a) (b)	521	48,094
		196,059
Health Care Equipment & Supplies — 3.5%
ArthroCare Corporation (a) (b)	573	21,614
C.R. Bard, Inc. (b)	158	21,943
CareFusion Corporation (a) (b)	100	3,985
Globus Medical, Inc. - Class A (a) (b)	1,570	30,238
Medtronic, Inc. (b)	409	23,444
St. Jude Medical, Inc. (b)	253	14,780
		116,004
Health Care Providers & Services — 12.2%
AmerisourceBergen Corporation (b)	703	49,583
AMN Healthcare Services, Inc. (a) (b)	395	5,483
AmSurg Corporation (a) (b)	1,220	58,950
Bio-Reference Laboratories, Inc. (a) (b)	692	20,206
Cardinal Health, Inc. (b)	849	54,845
Chemed Corporation (b)	541	42,160
HealthSouth Corporation (b)	696	24,910
Laboratory Corporation of America Holdings (a) (b)	429	43,694
MEDNAX, Inc. (a) (b)	338	37,450
Patterson Companies, Inc. (b)	269	11,161
PharMerica Corporation (a)	193	4,358
Quest Diagnostics, Inc. (b)	693	42,231

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.9% (Continued)	Shares	Value
Health Care — 27.2% (Continued)
Health Care Providers & Services — 12.2% (Continued)
Select Medical Holdings Corporation (b)	303	$2,624
VCA Antech, Inc. (a) (b)	267	7,997
		405,652
Health Care Technology — 0.4%
Computer Programs & Systems, Inc. (b)	25	1,538
Quality Systems, Inc. (b)	424	9,905
		11,443
Pharmaceuticals — 5.6%
Abbott Laboratories (b)	415	15,849
Auxilium Pharmaceuticals, Inc. (a) (b)	1,010	20,614
Eli Lilly & Company	77	3,867
Endo Health Solutions, Inc. (a) (b)	938	63,024
Impax Laboratories, Inc. (a) (b)	189	4,544
Pfizer, Inc. (b)	128	4,061
Prestige Brands Holdings, Inc. (a) (b)	348	12,263
Questcor Pharmaceuticals, Inc. (b)	1,085	62,941
		187,163
Industrials — 28.4%
Aerospace & Defense — 8.0%
AeroVironment, Inc. (a) (b)	94	2,836
Alliant Techsystems, Inc. (b)	273	33,096
Cubic Corporation (b)	129	7,229
Engility Holdings, Inc. (a) (b)	355	11,307
Exelis, Inc. (b)	2,976	52,586
Lockheed Martin Corporation (b)	68	9,633
National Presto Industries, Inc. (b)	395	30,261
Northrop Grumman Corporation (b)	509	57,354
Raytheon Company (b)	623	55,248
Triumph Group, Inc. (b)	77	5,693
		265,243
Commercial Services & Supplies — 3.1%
Deluxe Corporation (b)	1,101	54,709
Herman Miller, Inc. (b)	151	4,818
Performant Financial Corporation (a) (b)	2,371	24,872
Pitney Bowes, Inc. (b)	883	20,459
		104,858
Construction & Engineering — 1.4%
Fluor Corporation (b)	155	12,060
KBR, Inc. (b)	1,020	34,507
		46,567

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.9% (Continued)	Shares	Value
Industrials — 28.4% (Continued)
Electrical Equipment — 1.4%
Brady Corporation - Class A	133	$4,167
Emerson Electric Company (b)	467	31,284
EnerSys, Inc. (b)	144	10,275
		45,726
Machinery — 6.8%
Actuant Corporation - Class A (b)	523	20,439
American Railcar Industries, Inc. (b)	109	4,730
Crane Company (b)	435	27,105
Deere & Company (b)	365	30,748
ITT Corporation (b)	373	15,226
Joy Global, Inc. (b)	681	38,517
Lindsay Corporation (b)	370	28,264
NACCO Industries, Inc. - Class A (b)	137	8,871
Oshkosh Corporation (b)	274	13,357
PACCAR, Inc. (b)	199	11,405
Timken Company (b)	117	6,056
Valmont Industries, Inc. (b)	141	20,404
		225,122
Professional Services — 7.5%
Acacia Research Corporation (b)	134	1,994
Dun & Bradstreet Corporation (The) (b)	455	53,167
Exponent, Inc. (b)	304	23,521
FTI Consulting, Inc. (a) (b)	288	12,934
Huron Consulting Group, Inc. (a) (b)	291	17,297
Insperity, Inc. (b)	113	3,983
Korn/Ferry International (a) (b)	776	17,972
Navigant Consulting, Inc. (a) (b)	1,237	24,245
Resources Connection, Inc. (b)	2,269	32,265
Robert Half International, Inc. (b)	310	11,975
RPX Corporation (a) (b)	2,998	49,527
		248,880
Road & Rail — 0.2%
Landstar System, Inc. (b)	134	7,522

Materials — 11.1%
Chemicals — 7.8%
CF Industries Holdings, Inc. (b)	198	43,041
FutureFuel Corporation (b)	1,393	23,291
Innospec, Inc. (b)	513	24,988
Koppers Holdings, Inc. (b)	188	8,907

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.9% (Continued)	Shares	Value
Materials — 11.1% (Continued)
Chemicals — 7.8% (Continued)
Kronos Worldwide, Inc. (b)	1,072	$17,860
LSB Industries, Inc. (a) (b)	209	6,705
LyondellBasell Industries N.V. - Class A (b)	47	3,628
NewMarket Corporation (b)	144	46,649
Olin Corporation (b)	1,285	31,907
PetroLogistics, L.P. (b)	276	3,331
Rentech Nitrogen Partners, L.P. (b)	327	6,710
Terra Nitrogen Company, L.P. (b)	185	28,910
W.R. Grace & Company (a) (b)	48	4,609
Westlake Chemical Corporation (b)	69	7,768
		258,304
Containers & Packaging — 0.1%
Sonoco Products Company (b)	89	3,565

Metals & Mining — 2.2%
Gold Resource Corporation (b)	1,825	9,417
Kaiser Aluminum Corporation (b)	384	25,851
Reliance Steel & Aluminum Company (b)	84	6,176
Southern Copper Corporation (b)	1,306	32,781
		74,225
Paper & Forest Products — 1.0%
Louisiana-Pacific Corporation (a) (b)	571	9,365
Schweitzer-Mauduit International, Inc. (b)	443	22,863
		32,228

Total Common Stocks (Cost $3,847,820)		$4,244,887

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (d) (Cost $50,767)	50,767	$50,767

Total Investments at Value — 129.4% (Cost $3,898,587)		$4,295,654

Liabilities in Excess of Other Assets — (29.4%)		(976,728	)(e)

Net Assets — 100.0%		$3,318,926

(a)	Non-income producing security.

(b)	All or a portion of the shares have been pledged as collateral for open short positions and any outstanding borrowings for investment purposes.

(c)	Percentage rounds to less than 0.1%.

(d)	The rate shown is the 7-day effective yield as of November 30, 2013.

(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to financial statements.

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT November 30, 2013 (Unaudited)
COMMON STOCKS — 88.2%	Shares	Value
Consumer Discretionary — 20.4%
Auto Components — 0.9%
Allison Transmission Holdings, Inc.	140	$3,811
BorgWarner, Inc.	41	4,394
Dorman Products, Inc.	8	398
Drew Industries, Inc.	26	1,409
Federal-Mogul Corporation	21	431
Gentherm, Inc.	178	4,301
Goodyear Tire & Rubber Company (The)	29	646
Johnson Controls, Inc.	123	6,213
Modine Manufacturing Company	186	2,470
Superior Industries International, Inc.	79	1,559
Visteon Corporation	66	5,190
		30,822
Automobiles — 0.6%
General Motors Company	93	3,602
Harley-Davidson, Inc.	81	5,429
Tesla Motors, Inc.	59	7,510
Winnebago Industries, Inc.	114	3,529
		20,070
Distributors — 0.5%
Core-Mark Holding Company, Inc.	69	5,094
LKQ Corporation	176	5,834
Pool Corporation	87	4,875
		15,803
Diversified Consumer Services — 0.8%
Ascent Capital Group, Inc. - Class A	3	258
Graham Holdings Company - Class B	5	3,368
Hillenbrand, Inc.	138	3,878
LifeLock, Inc.	335	5,769
Matthews International Corporation - Class A	81	3,417
Regis Corporation	246	3,933
Service Corporation International	117	2,114
Sotheby's	98	5,023
		27,760
Hotels, Restaurants & Leisure — 5.8%
Biglari Holdings, Inc.	11	5,336
BJ's Restaurants, Inc.	127	3,764
Bloomin' Brands, Inc.	219	5,738
Bob Evans Farms, Inc.	89	4,947

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Consumer Discretionary — 20.4% (Continued)
Hotels, Restaurants & Leisure — 5.8% (Continued)
Brinker International, Inc.	79	$3,715
Buffalo Wild Wings, Inc.	46	6,911
Burger King Worldwide, Inc.	236	5,001
Carnival Corporation	123	4,442
CEC Entertainment, Inc.	104	4,987
Cedar Fair, L.P.	104	5,179
Cheesecake Factory, Inc. (The)	102	4,972
Chipotle Mexican Grill, Inc. - Class A	13	6,810
Churchill Downs, Inc.	48	4,313
Chuy's Holdings, Inc.	103	3,589
Cracker Barrel Old Country Store, Inc.	35	3,797
Darden Restaurants, Inc.	88	4,693
Del Frisco's Restaurant Group, Inc.	78	1,651
Dunkin' Brands Group, Inc.	85	4,163
Fiesta Restaurant Group, Inc.	101	4,946
Hyatt Hotels Corporation - Class A	105	5,079
Ignite Restaurant Group, Inc.	41	506
International Speedway Corporation - Class A	125	4,291
Jack in the Box, Inc.	107	5,066
Krispy Kreme Doughnuts, Inc.	231	5,863
Las Vegas Sands Corporation	82	5,878
Life Time Fitness, Inc.	87	4,220
Marriott International, Inc. - Class A	106	4,984
Marriott Vacations Worldwide Corporation	41	2,142
McDonald's Corporation	27	2,629
MGM Resorts International	16	307
Norwegian Cruise Line Holdings Ltd.	40	1,364
Panera Bread Company - Class A	18	3,184
Penn National Gaming, Inc.	72	1,040
Red Robin Gourmet Burgers, Inc.	79	6,297
Royal Caribbean Cruises Ltd.	35	1,542
Ruby Tuesday, Inc.	399	2,813
Scientific Games Corporation - Class A	21	377
Six Flags Entertainment Corporation	131	4,875
Sonic Corporation	150	2,968
Speedway Motorsports, Inc.	37	745
Starbucks Corporation	74	6,028
Starwood Hotels & Resorts Worldwide, Inc.	70	5,214
Texas Roadhouse, Inc.	59	1,651
Vail Resorts, Inc.	82	6,215

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Consumer Discretionary — 20.4% (Continued)
Hotels, Restaurants & Leisure — 5.8% (Continued)
Wendy's Company (The)	812	$6,991
Wyndham Worldwide Corporation	39	2,797
Wynn Resorts Ltd.	32	5,308
Yum! Brands, Inc.	38	2,952
		192,280
Household Durables — 2.2%
Cavco Industries, Inc.	19	1,282
D.R. Horton, Inc.	210	4,175
Ethan Allen Interiors, Inc.	136	4,202
Harman International Industries, Inc.	53	4,295
Jarden Corporation	88	4,949
La-Z-Boy, Inc.	160	4,682
Leggett & Platt, Inc.	141	4,260
Lennar Corporation - Class A	75	2,682
M/I Homes, Inc.	169	3,713
MDC Holdings, Inc.	130	3,929
Meritage Homes Corporation	98	4,271
Mohawk Industries, Inc.	41	5,741
Newell Rubbermaid, Inc.	71	2,155
PulteGroup, Inc.	166	3,114
Ryland Group, Inc. (The)	109	4,308
Standard Pacific Corporation	642	5,251
Stanley Black & Decker, Inc.	34	2,767
Toll Brothers, Inc.	134	4,569
Universal Electronics, Inc.	36	1,368
		71,713
Internet & Catalog Retail — 1.2%
Amazon.com, Inc.	14	5,511
Groupon, Inc.	284	2,570
HomeAway, Inc.	144	5,256
Liberty Interactive Corporation - Series A	87	2,443
Netflix, Inc.	23	8,413
NutriSystem, Inc.	21	413
Orbitz Worldwide, Inc.	312	2,159
Shutterfly, Inc.	94	4,440
TripAdvisor, Inc.	80	7,066
		38,271
Leisure Equipment & Products — 0.3%
Brunswick Corporation	45	2,057
Callaway Golf Company	633	5,127

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Consumer Discretionary — 20.4% (Continued)
Leisure Equipment & Products — 0.3% (Continued)
Hasbro, Inc.	6	$323
Mattel, Inc.	22	1,018
Polaris Industries, Inc.	2	267
		8,792
Media — 2.0%
Charter Communications, Inc. - Class A	9	1,216
Discovery Communications, Inc. - Class A	7	611
DISH Network Corporation - Class A	26	1,408
DreamWorks Animation SKG, Inc. - Class A	168	5,352
E.W. Scripps Company (The) - Class A	134	2,716
Lamar Advertising Company - Class A	115	5,741
Lions Gate Entertainment Corporation	100	3,164
Live Nation Entertainment, Inc.	361	6,632
Loral Space & Communications, Inc.	59	4,657
Madison Square Garden Company (The) - Class A	75	4,227
Morningstar, Inc.	5	417
New York Times Company (The) - Class A	125	1,745
News Corporation - Class A	139	2,496
Nexstar Broadcasting Group, Inc.	50	2,484
ReachLocal, Inc.	19	240
Regal Entertainment Group - Class A	206	4,013
Rentrak Corporation	10	399
Scholastic Corporation	50	1,527
Sirius XM Holdings, Inc.	1,322	4,984
Time Warner Cable, Inc.	9	1,244
Walt Disney Company (The)	49	3,456
World Wrestling Entertainment, Inc.	359	5,496
		64,225
Multiline Retail — 0.4%
Dillard's, Inc.	7	640
Family Dollar Stores, Inc.	19	1,326
Fred's, Inc. - Class A	266	4,618
Kohl's Corporation	12	663
Nordstrom, Inc.	8	498
Target Corporation	60	3,836
Tuesday Morning Corporation	192	2,659
		14,240
Specialty Retail — 3.7%
Abercrombie & Fitch Company - Class A	19	651
Aéropostale, Inc.	306	3,158

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Consumer Discretionary — 20.4% (Continued)
Specialty Retail — 3.7% (Continued)
Asbury Automotive Group, Inc.	38	$1,973
Ascena Retail Group, Inc.	15	319
AutoNation, Inc.	91	4,463
Barnes & Noble, Inc.	278	4,665
bebe stores, Inc.	413	2,433
Big 5 Sporting Goods Corporation	18	335
Brown Shoe Company, Inc.	61	1,570
Cabela's, Inc. - Class A	75	4,594
CarMax, Inc.	103	5,186
Children's Place Retail Stores, Inc. (The)	29	1,595
Conn's, Inc.	90	5,430
Dick's Sporting Goods, Inc.	36	2,035
Five Below, Inc.	98	5,210
Group 1 Automotive, Inc.	20	1,369
Haverty Furniture Companies, Inc.	125	3,562
hhgregg, Inc.	43	641
Home Depot, Inc. (The)	60	4,840
Lithia Motors, Inc.	76	5,022
Lowe's Companies, Inc.	111	5,270
Lumber Liquidators Holdings, Inc.	55	5,538
Monro Muffler Brake, Inc.	95	5,041
Office Depot, Inc.	1,061	5,772
O'Reilly Automotive, Inc.	30	3,749
Penske Automotive Group, Inc.	60	2,665
Pep Boys - Manny, Moe & Jack (The)	376	5,151
PetSmart, Inc.	20	1,482
Restoration Hardware Holdings, Inc.	40	3,020
Stage Stores, Inc.	170	3,572
Stein Mart, Inc.	82	1,209
Tiffany & Company	64	5,705
Tile Shop Holdings, Inc. (The)	19	318
Tractor Supply Company	82	6,003
Ulta Salon, Cosmetics & Fragrance, Inc.	44	5,585
Urban Outfitters, Inc.	70	2,731
Vitamin Shoppe, Inc.	4	217
Williams-Sonoma, Inc.	10	591
Zale Corporation	26	383
		123,053

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Consumer Discretionary — 20.4% (Continued)
Textiles, Apparel & Luxury Goods — 2.0%
Carter's, Inc.	9	$636
Columbia Sportswear Company	67	4,649
Deckers Outdoor Corporation	6	496
Fifth & Pacific Companies, Inc.	237	7,740
Fossil Group, Inc.	3	382
G-III Apparel Group Ltd.	15	904
Hanesbrands, Inc.	78	5,468
Jones Group, Inc. (The)	202	2,836
Movado Group, Inc.	99	4,506
NIKE, Inc. - Class B	69	5,461
Oxford Industries, Inc.	11	827
PVH Corporation	36	4,821
Quiksilver, Inc.	657	5,847
Skechers U.S.A., Inc. - Class A	169	5,682
Tumi Holdings, Inc.	58	1,392
Under Armour, Inc. - Class A	75	6,052
Unifi, Inc.	32	888
VF Corporation	13	3,050
Wolverine World Wide, Inc.	167	5,496
		67,133
Consumer Staples — 12.2%
Beverages — 2.0%
Beam, Inc.	139	9,387
Boston Beer Company, Inc. (The) - Class A	24	5,875
Brown-Forman Corporation - Class B	103	7,727
Coca-Cola Bottling Company Consolidated	142	9,642
Coca-Cola Company (The)	35	1,407
Coca-Cola Enterprises, Inc.	215	9,017
Constellation Brands, Inc. - Class A	185	13,026
Molson Coors Brewing Company - Class B	180	9,480
PepsiCo, Inc.	19	1,605
		67,166
Food & Staples Retailing — 3.8%
Andersons, Inc. (The)	162	13,781
Casey's General Stores, Inc.	150	11,163
Chefs' Warehouse, Inc. (The)	166	4,260
Costco Wholesale Corporation	78	9,784
Fairway Group Holdings Corporation	60	1,139
Fresh Market, Inc. (The)	178	7,246
Kroger Company (The)	125	5,219

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Consumer Staples — 12.2% (Continued)
Food & Staples Retailing — 3.8% (Continued)
Natural Grocers by Vitamin Cottage, Inc.	290	$10,666
PriceSmart, Inc.	79	9,859
Safeway, Inc.	134	4,686
Susser Holdings Corporation	98	6,274
Sysco Corporation	239	8,038
United Natural Foods, Inc.	162	11,154
Walgreen Company	189	11,189
Wal-Mart Stores, Inc.	28	2,268
Weis Markets, Inc.	13	663
Whole Foods Market, Inc.	169	9,565
		126,954
Food Products — 5.2%
Annie's, Inc.	216	9,925
Archer-Daniels-Midland Company	205	8,251
Boulder Brands, Inc.	648	9,921
Bunge Ltd.	119	9,534
Cal-Maine Foods, Inc.	122	6,704
Campbell Soup Company	140	5,422
Chiquita Brands International, Inc.	84	888
ConAgra Foods, Inc.	266	8,775
Flowers Foods, Inc.	245	5,324
Fresh Del Monte Produce, Inc.	332	9,299
Green Mountain Coffee Roasters, Inc.	70	4,717
Hain Celestial Group, Inc. (The)	41	3,390
Hershey Company (The)	100	9,689
Hormel Foods Corporation	126	5,673
Kellogg Company	137	8,308
McCormick & Company, Inc.	125	8,625
Mead Johnson Nutrition Company	17	1,437
Post Holdings, Inc.	225	11,396
Sanderson Farms, Inc.	99	6,766
Snyder's-Lance, Inc.	388	11,178
Tootsie Roll Industries, Inc.	335	10,737
TreeHouse Foods, Inc.	141	9,891
Tyson Foods, Inc. - Class A	23	729
WhiteWave Foods Company (The) - Class A	240	5,105
		171,684

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Consumer Staples — 12.2% (Continued)
Household Products — 0.4%
Central Garden & Pet Company	127	$987
Colgate-Palmolive Company	11	724
Kimberly-Clark Corporation	87	9,497
Procter & Gamble Company (The)	17	1,431
		12,639
Personal Products — 0.8%
Avon Products, Inc.	442	7,881
Elizabeth Arden, Inc.	225	8,894
Estée Lauder Companies, Inc. (The) - Class A	126	9,445
Medifast, Inc.	19	515
		26,735
Tobacco — 0.0% (a)
Universal Corporation	22	1,147

Energy — 9.5%
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	6	342
Bristow Group, Inc.	6	481
Era Group, Inc.	32	1,044
Exterran Holdings, Inc.	67	2,179
Exterran Partners, L.P.	95	2,644
FMC Technologies, Inc.	33	1,587
Gulfmark Offshore, Inc. - Class A	54	2,665
Helix Energy Solutions Group, Inc.	165	3,665
Hercules Offshore, Inc.	240	1,534
Hornbeck Offshore Services, Inc.	14	709
ION Geophysical Corporation	89	343
Key Energy Services, Inc.	124	972
McDermott International, Inc.	77	627
Parker Drilling Company	188	1,491
Rowan Companies plc - Class A	80	2,770
SEACOR Holdings, Inc.	40	3,722
TETRA Technologies, Inc.	443	5,467
Tidewater, Inc.	55	3,137
Willbros Group, Inc.	80	702
		36,081
Oil, Gas & Consumable Fuels — 8.4%
Access Midstream Partners, L.P.	115	6,460
Anadarko Petroleum Corporation	37	3,286
Approach Resources, Inc.	123	2,606

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Energy — 9.5% (Continued)
Oil, Gas & Consumable Fuels — 8.4% (Continued)
Atlas Energy, L.P.	100	$4,438
Atlas Pipeline Partners, L.P.	130	4,545
Atlas Resource Partners, L.P.	196	4,053
Bill Barrett Corporation	12	323
Bonanza Creek Energy, Inc.	48	2,202
Buckeye Partners, L.P.	60	4,085
Cabot Oil & Gas Corporation	130	4,478
Carrizo Oil & Gas, Inc.	7	283
Cheniere Energy, Inc.	159	6,295
Chesapeake Energy Corporation	165	4,434
Cobalt International Energy, Inc.	196	4,357
Concho Resources, Inc.	45	4,677
CONSOL Energy, Inc.	157	5,586
Contango Oil & Gas Company	107	5,041
Continental Resources, Inc.	12	1,290
Crestwood Equity Partners, L.P.	326	5,014
Crosstex Energy, Inc.	194	6,305
Crosstex Energy, L.P.	234	6,234
DCP Midstream Partners, L.P.	63	3,035
Devon Energy Corporation	34	2,061
Diamondback Energy, Inc.	22	1,094
Eagle Rock Energy Partners, L.P.	263	1,594
Emerald Oil, Inc.	87	632
Enbridge Energy Partners, L.P.	122	3,671
Energen Corporation	4	289
Energy Transfer Equity, L.P.	75	5,608
Energy Transfer Partners, L.P.	86	4,658
Enterprise Products Partners, L.P.	71	4,471
EOG Resources, Inc.	8	1,320
EQT Corporation	58	4,936
EQT Midstream Partners, L.P.	19	1,045
EV Energy Partners, L.P.	26	850
EXCO Resources, Inc.	235	1,243
Genesis Energy, L.P.	58	3,009
Goodrich Petroleum Corporation	140	2,694
Gulfport Energy Corporation	56	3,272
Holly Energy Partners, L.P.	15	472
Kinder Morgan Energy Partners, L.P.	51	4,180
Kinder Morgan, Inc.	112	3,980
Kodiak Oil & Gas Corporation	269	3,050

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Energy — 9.5% (Continued)
Oil, Gas & Consumable Fuels — 8.4% (Continued)
Laredo Petroleum, Inc.	36	$972
Legacy Reserves, L.P.	97	2,618
Linn Energy, LLC	92	2,799
Magellan Midstream Partners, L.P.	80	4,971
Magnum Hunter Resources Corporation	1,037	7,508
MarkWest Energy Partners, L.P.	84	5,802
Martin Midstream Partners, L.P.	6	269
Matador Resources Company	248	5,404
Memorial Production Partners, L.P.	141	2,813
Newfield Exploration Company	11	309
NGL Energy Partners, L.P.	33	1,072
Noble Energy, Inc.	70	4,917
NuStar Energy, L.P.	68	3,628
Oasis Petroleum, Inc.	9	415
Oiltanking Partners, L.P.	16	958
ONEOK Partners, L.P.	19	1,018
Par Petroleum Corporation	142	291
PDC Energy, Inc.	94	5,538
Pioneer Natural Resources Company	27	4,799
Plains All American Pipeline, L.P.	38	1,960
QEP Resources, Inc.	170	5,443
QR Energy, L.P.	134	2,196
Range Resources Corporation	56	4,348
Regency Energy Partners, L.P.	162	3,950
Resolute Energy Corporation	153	1,378
Rex Energy Corporation	183	3,510
Rose Rock Midstream, L.P.	23	825
Sanchez Energy Corporation	101	2,593
SandRidge Energy, Inc.	466	2,605
SemGroup Corporation - Class A	85	5,217
SM Energy Company	42	3,702
Southwestern Energy Company	36	1,392
Spectra Energy Corporation	131	4,395
Summit Midstream Partners, L.P.	11	369
Sunoco Logistics Partners, L.P.	5	354
Synergy Resources Corporation	169	1,595
Targa Resources Corporation	35	2,838
Targa Resources Partners, L.P.	68	3,471
Tesoro Logistics, L.P.	19	974
TransMontaigne Partners, L.P.	13	548

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Energy — 9.5% (Continued)
Oil, Gas & Consumable Fuels — 8.4% (Continued)
Triangle Petroleum Corporation	335	$3,558
Ultra Petroleum Corporation	161	3,296
W&T Offshore, Inc.	16	275
Western Gas Partners, L.P.	81	5,158
Williams Companies, Inc. (The)	120	4,226
Williams Partners, L.P.	82	4,214
WPX Energy, Inc.	255	4,740
		278,387
Health Care — 18.6%
Biotechnology — 2.2%
ACADIA Pharmaceuticals, Inc.	69	1,607
Achillion Pharmaceuticals, Inc.	291	1,007
Aegerion Pharmaceuticals, Inc.	49	3,476
Alnylam Pharmaceuticals, Inc.	32	1,958
Anacor Pharmaceuticals, Inc.	15	210
Ariad Pharmaceuticals, Inc.	178	863
Array BioPharma, Inc.	87	498
Celldex Therapeutics, Inc.	77	2,137
Cepheid, Inc.	85	3,861
Chemocentryx, Inc.	62	321
Clovis Oncology, Inc.	41	2,471
Dynavax Technologies Corporation	124	219
Exact Sciences Corporation	135	1,658
Geron Corporation	40	215
Halozyme Therapeutics, Inc.	70	1,033
Hyperion Therapeutics, Inc.	11	281
Idenix Pharmaceuticals, Inc.	439	2,357
ImmunoGen, Inc.	53	770
Immunomedics, Inc.	80	346
Incyte Corporation	84	3,914
Infinity Pharmaceuticals, Inc.	98	1,432
Insmed, Inc.	87	1,409
Intercept Pharmaceuticals, Inc.	2	105
InterMune, Inc.	213	2,946
Ironwood Pharmaceuticals, Inc.	117	1,336
Isis Pharmaceuticals, Inc.	85	3,295
Keryx Biopharmaceuticals, Inc.	169	2,347
KYTHERA Biopharmaceuticals, Inc.	47	1,832
Lexicon Pharmaceuticals, Inc.	830	1,992
Medivation, Inc.	74	4,663

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Health Care — 18.6% (Continued)
Biotechnology — 2.2% (Continued)
Merrimack Pharmaceuticals, Inc.	196	$772
Momenta Pharmaceuticals, Inc.	172	3,060
Neurocrine Biosciences, Inc.	24	236
Novavax, Inc.	111	413
NPS Pharmaceuticals, Inc.	35	924
OPKO Health, Inc.	32	337
Orexigen Therapeutics, Inc.	364	2,486
Puma Biotechnology, Inc.	54	2,689
Raptor Pharmaceutical Corporation	27	375
Rigel Pharmaceuticals, Inc.	69	184
Seattle Genetics, Inc.	86	3,534
Stemline Therapeutics, Inc.	4	83
Synageva BioPharma Corporation	6	362
Synergy Pharmaceuticals, Inc.	17	78
TESARO, Inc.	44	1,716
Theravance, Inc.	135	5,098
		72,906
Health Care Equipment & Supplies — 7.4%
Abaxis, Inc.	50	1,799
Abiomed, Inc.	35	1,001
Accuray, Inc.	439	3,503
Align Technology, Inc.	264	14,425
Analogic Corporation	47	4,541
AngioDynamics, Inc.	57	881
Antares Pharma, Inc.	1,282	5,051
Baxter International, Inc.	114	7,803
Becton, Dickinson and Company	26	2,823
Boston Scientific Corporation	1,030	11,927
Cardiovascular Systems, Inc.	182	6,042
CONMED Corporation	56	2,280
Cooper Companies, Inc. (The)	94	12,384
Cynosure, Inc. - Class A	113	2,926
DENTSPLY International, Inc.	183	8,704
DexCom, Inc.	295	9,762
Edwards Lifesciences Corporation	82	5,373
Endologix, Inc.	331	5,915
GenMark Diagnostics, Inc.	76	904
Greatbatch, Inc.	136	5,526
Haemonetics Corporation	322	13,608
HeartWare International, Inc.	66	6,362

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Health Care — 18.6% (Continued)
Health Care Equipment & Supplies — 7.4% (Continued)
Hill-Rom Holdings, Inc.	29	$1,201
Hologic, Inc.	454	10,165
IDEXX Laboratories, Inc.	59	6,145
Insulet Corporation	216	7,996
Integra LifeSciences Holdings Corporation	106	4,924
Intuitive Surgical, Inc.	5	1,885
Invacare Corporation	208	4,659
Merit Medical Systems, Inc.	263	4,305
Neogen Corporation	14	712
NuVasive, Inc.	195	6,484
NxStage Medical, Inc.	357	3,645
Quidel Corporation	80	2,013
ResMed, Inc.	28	1,367
Sirona Dental Systems, Inc.	64	4,402
Spectranetics Corporation (The)	268	6,234
STAAR Surgical Company	140	1,767
Stryker Corporation	43	3,200
Symmetry Medical, Inc.	24	235
Teleflex, Inc.	101	9,929
Volcano Corporation	226	5,146
West Pharmaceutical Services, Inc.	384	19,169
Wright Medical Group, Inc.	191	5,694
ZELTIQ Aesthetics, Inc.	26	456
		245,273
Health Care Providers & Services — 3.4%
Acadia Healthcare Company, Inc.	197	9,102
Accretive Health, Inc.	282	2,391
Air Methods Corporation	69	3,861
Amedisys, Inc.	78	1,270
BioScrip, Inc.	315	2,145
Brookdale Senior Living, Inc.	364	10,614
Capital Senior Living Corporation	213	4,756
DaVita HealthCare Partners, Inc.	32	1,906
ExamWorks Group, Inc.	221	6,522
Express Scripts Holding Company	132	8,890
Healthways, Inc.	152	2,130
Henry Schein, Inc.	83	9,462
HMS Holdings Corporation	409	9,370
LifePoint Hospitals, Inc.	254	13,013
MWI Veterinary Supply, Inc.	12	2,186

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Health Care — 18.6% (Continued)
Health Care Providers & Services — 3.4% (Continued)
Team Health Holdings, Inc.	359	$16,776
Universal Health Services, Inc. - Class B	98	8,078
		112,472
Health Care Technology — 1.6%
Allscripts Healthcare Solutions, Inc.	856	12,789
athenahealth, Inc.	143	18,757
Cerner Corporation	181	10,402
Medidata Solutions, Inc.	84	9,988
Omnicell, Inc.	30	728
Vocera Communications, Inc.	77	1,368
		54,032
Life Sciences Tools & Services — 0.1%
Covance, Inc.	24	2,025
PAREXEL International Corporation	6	247
PerkinElmer, Inc.	20	761
		3,033
Pharmaceuticals — 3.9%
Actavis plc	86	14,024
Allergan, Inc.	27	2,620
AVANIR Pharmaceuticals, Inc. - Class A	866	3,845
Bristol-Myers Squibb Company	168	8,632
Cadence Pharmaceuticals, Inc.	789	7,117
Endocyte, Inc.	247	2,850
Forest Laboratories, Inc.	195	10,005
Hospira, Inc.	276	10,850
Lannett Company, Inc.	37	1,093
Medicines Company (The)	171	6,260
Merck & Company, Inc.	159	7,923
Mylan, Inc.	245	10,812
Nektar Therapeutics	554	6,958
Pacira Pharmaceuticals, Inc.	175	9,658
Perrigo Company	71	11,068
Repros Therapeutics, Inc.	57	978
Sagent Pharmaceuticals, Inc.	194	4,406
Salix Pharmaceuticals Ltd.	9	763
TherapeuticsMD, Inc.	229	1,120
Zoetis, Inc.	252	7,850
		128,832

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Industrials — 19.2%
Aerospace & Defense — 3.3%
AAR Corporation	40	$1,249
Astronics Corporation	32	1,673
Astronics Corporation - Class B	3	156
B/E Aerospace, Inc.	80	6,960
Boeing Company (The)	52	6,981
Curtiss-Wright Corporation	96	5,066
DigitalGlobe, Inc.	200	7,920
Esterline Technologies Corporation	48	4,225
GenCorp, Inc.	239	4,383
General Dynamics Corporation	51	4,675
HEICO Corporation	51	2,911
Hexcel Corporation	165	7,248
Honeywell International, Inc.	64	5,665
Huntington Ingalls Industries, Inc.	101	8,305
KEYW Holding Corporation (The)	171	2,119
MOOG, Inc. - Class A	92	6,318
Precision Castparts Corporation	26	6,720
Rockwell Collins, Inc.	6	436
Spirit AeroSystems Holdings, Inc. - Class A	318	10,379
Taser International, Inc.	75	1,289
Teledyne Technologies, Inc.	59	5,471
Textron, Inc.	172	5,716
United Technologies Corporation	44	4,878
		110,743
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.	38	296
Atlas Air Worldwide Holdings, Inc.	15	576
Echo Global Logistics, Inc.	13	267
FedEx Corporation	46	6,380
United Parcel Service, Inc. - Class B	59	6,040
UTi Worldwide, Inc.	214	3,383
XPO Logistics, Inc.	14	322
		17,264
Building Products — 2.6%
A.O. Smith Corporation	114	6,173
AAON, Inc.	156	4,800
American Woodmark Corporation	69	2,490
Apogee Enterprises, Inc.	122	4,370
Armstrong World Industries, Inc.	112	5,958
Builders FirstSource, Inc.	556	3,920

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Industrials — 19.2% (Continued)
Building Products — 2.6% (Continued)
Fortune Brands Home & Security, Inc.	134	$5,842
Gibraltar Industries, Inc.	124	2,195
Griffon Corporation	164	2,109
Lennox International, Inc.	78	6,427
Masco Corporation	259	5,807
Masonite International Corporation	6	300
NCI Building Systems, Inc.	139	2,353
Nortek, Inc.	8	584
Owens Corning, Inc.	171	6,696
PGT, Inc.	87	870
Ply Gem Holdings, Inc.	107	1,877
Quanex Building Products Corporation	180	3,211
Simpson Manufacturing Company, Inc.	105	3,812
Trex Company, Inc.	70	5,067
Universal Forest Products, Inc.	81	4,210
USG Corporation	258	7,067
		86,138
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	130	3,615
Brink's Company (The)	88	2,951
Clean Harbors, Inc.	117	6,174
Copart, Inc.	37	1,274
Covanta Holding Corporation	333	5,961
EnerNOC, Inc.	58	995
G&K Services, Inc.	49	2,951
Healthcare Services Group, Inc.	79	2,290
HNI Corporation	24	951
InnerWorkings, Inc.	188	1,293
Interface, Inc.	172	3,449
Iron Mountain, Inc.	164	4,612
KAR Auction Services, Inc.	247	6,815
Kimball International, Inc. - Class B	37	551
McGrath RentCorp	97	3,772
Mine Safety Appliances Company	30	1,495
Republic Services, Inc.	155	5,411
Rollins, Inc.	18	506
Standard Parking Corporation	81	1,980
Steelcase, Inc. - Class A	59	963
Stericycle, Inc.	47	5,521
Team, Inc.	58	2,373

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Industrials — 19.2% (Continued)
Commercial Services & Supplies — 2.4% (Continued)
Tetra Tech, Inc.	57	$1,630
Viad Corp	65	1,755
Waste Connections, Inc.	134	5,888
Waste Management, Inc.	129	5,893
		81,069
Construction & Engineering — 0.7%
AECOM Technology Corporation	92	2,673
Aegion Corporation	136	2,961
Comfort Systems USA, Inc.	174	3,567
Dycom Industries, Inc.	136	3,849
Granite Construction, Inc.	110	3,437
Great Lakes Dredge & Dock Corporation	237	2,112
Layne Christensen Company	8	133
MasTec, Inc.	47	1,488
Quanta Services, Inc.	74	2,191
Tutor Perini Corporation	14	343
		22,754
Electrical Equipment — 1.1%
Babcock & Wilcox Company (The)	145	4,708
Encore Wire Corporation	85	4,269
Franklin Electric Company, Inc.	65	2,893
Generac Holdings, Inc.	10	533
General Cable Corporation	95	2,768
GrafTech International Ltd.	277	3,191
II-VI, Inc.	181	2,959
Polypore International, Inc.	132	5,013
Power Solutions International, Inc.	18	1,347
Regal-Beloit Corporation	50	3,679
Roper Industries, Inc.	34	4,410
SolarCity Corporation	8	418
		36,188
Industrial Conglomerates — 0.1%
General Electric Company	154	4,106

Machinery — 3.9%
Alamo Group, Inc.	7	411
Albany International Corporation - Class A	79	2,904
Astec Industries, Inc.	90	3,294
Barnes Group, Inc.	98	3,577
Blount International, Inc.	116	1,681

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Industrials — 19.2% (Continued)
Machinery — 3.9% (Continued)
Briggs & Stratton Corporation	143	$2,891
Caterpillar, Inc.	19	1,607
Chart Industries, Inc.	65	6,324
CIRCOR International, Inc.	63	4,998
Colfax Corporation	107	6,215
Cummins, Inc.	25	3,309
Donaldson Company, Inc.	135	5,634
EnPro Industries, Inc.	35	1,981
ESCO Technologies, Inc.	87	2,963
Federal Signal Corporation	142	2,219
Flowserve Corporation	92	6,567
Gorman-Rupp Company (The)	75	3,155
Graco, Inc.	9	695
Harsco Corporation	237	6,198
John Bean Technologies Corporation	48	1,419
Kennametal, Inc.	50	2,374
L.B. Foster Company - Class A	18	844
Lincoln Electric Holdings, Inc.	10	715
Manitowoc Company, Inc. (The)	53	1,091
Middleby Corporation	15	3,313
Mueller Industries, Inc.	37	2,260
Mueller Water Products, Inc. - Class A	453	3,900
Pall Corporation	73	6,110
Proto Labs, Inc.	64	4,755
RBC Bearings, Inc.	17	1,163
SPX Corporation	71	6,719
Tennant Company	25	1,632
Terex Corporation	196	7,119
Titan International, Inc.	17	293
Toro Company (The)	11	679
Trimas Corporation	35	1,280
Trinity Industries, Inc.	99	5,139
Wabash National Corporation	68	826
WABCO Holdings, Inc.	14	1,240
Watts Water Technologies, Inc. - Class A	41	2,465
Woodward, Inc.	138	5,920
Xylem, Inc.	11	380
		128,259

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Industrials — 19.2% (Continued)
Marine — 0.3%
Kirby Corporation	70	$6,612
Matson, Inc.	109	2,728
		9,340
Professional Services — 1.4%
Advisory Board Company (The)	101	6,537
Barrett Business Services, Inc.	15	1,268
Corporate Executive Board Company (The)	71	5,228
Equifax, Inc.	35	2,356
IHS, Inc. - Class A	45	5,149
Kelly Services, Inc. - Class A	115	2,673
Kforce, Inc.	93	1,877
ManpowerGroup, Inc.	92	7,354
Mistras Group, Inc.	138	2,767
Nielsen Holdings N.V.	36	1,554
On Assignment, Inc.	48	1,633
Pendrell Corporation	1,010	2,161
Towers Watson & Company - Class A	4	450
TrueBlue, Inc.	92	2,350
Verisk Analytics, Inc. - Class A	39	2,539
WageWorks, Inc.	35	2,005
		47,901
Road & Rail — 1.8%
Arkansas Best Corporation	81	2,636
Celadon Group, Inc.	50	1,041
Con-Way, Inc.	117	4,843
CSX Corporation	211	5,754
Genesee & Wyoming, Inc. - Class A	70	6,734
J.B. Hunt Transport Services, Inc.	71	5,338
Kansas City Southern	47	5,688
Knight Transportation, Inc.	62	1,108
Marten Transport Ltd.	132	2,565
Norfolk Southern Corporation	68	5,963
Old Dominion Freight Line, Inc.	132	6,802
Saia, Inc.	65	2,257
Swift Transportation Company	60	1,389
Union Pacific Corporation	34	5,509
Universal Truckload Services, Inc.	35	1,008
Werner Enterprises, Inc.	23	554
		59,189

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Industrials — 19.2% (Continued)
Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc.	38	$1,413
Fastenal Company	102	4,746
Grainger (W.W.), Inc.	17	4,385
H&E Equipment Services, Inc.	144	4,108
Kaman Corporation	77	3,069
MRC Global, Inc.	47	1,438
Rush Enterprises, Inc. - Class A	33	964
Watsco, Inc.	66	6,333
WESCO International, Inc.	18	1,548
		28,004
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Company, LLC	128	6,980
Wesco Aircraft Holdings, Inc.	46	960
		7,940
Materials — 8.3%
Chemicals — 3.0%
A. Schulman, Inc.	96	3,283
Advanced Emissions Solutions, Inc.	7	406
Air Products & Chemicals, Inc.	37	4,027
Airgas, Inc.	37	4,019
Albemarle Corporation	17	1,168
American Vanguard Corporation	35	1,006
Ashland, Inc.	41	3,734
Axiall Corporation	40	1,812
Balchem Corporation	23	1,361
Cabot Corporation	133	6,490
Calgon Carbon Corporation	260	5,385
Celanese Corporation - Series A	76	4,266
Chemtura Corporation	110	2,904
Cytec Industries, Inc.	38	3,400
Dow Chemical Company (The)	112	4,375
E.I. du Pont de Nemours and Company	72	4,419
Eastman Chemical Company	33	2,542
Ecolab, Inc.	42	4,501
Ferro Corporation	94	1,309
Flotek Industries, Inc.	34	712
FMC Corporation	6	437
Huntsman Corporation	36	826
Kraton Performance Polymers, Inc.	242	5,636

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Materials — 8.3% (Continued)
Chemicals — 3.0% (Continued)
OM Group, Inc.	188	$6,193
PolyOne Corporation	223	7,239
Praxair, Inc.	32	4,040
Rockwood Holdings, Inc.	55	3,765
Scotts Miracle-Gro Company (The) - Class A	25	1,465
Sensient Technologies Corporation	41	2,015
Sherwin-Williams Company (The)	2	366
Taminco Corporation	18	387
Tredegar Corporation	45	1,178
Tronox Ltd. - Class A	224	4,760
Valhi, Inc.	84	1,284
		100,710
Construction Materials — 0.8%
Eagle Materials, Inc.	83	6,474
Headwaters, Inc.	475	4,589
Martin Marietta Materials, Inc.	56	5,407
Texas Industries, Inc.	87	5,056
Vulcan Materials Company	75	4,228
		25,754
Containers & Packaging — 0.4%
Bemis Company, Inc.	67	2,615
Graphic Packaging Holding Company	373	3,350
Myers Industries, Inc.	153	3,097
Packaging Corporation of America	24	1,470
Rock-Tenn Company - Class A	33	3,116
Sealed Air Corporation	12	385
Silgan Holdings, Inc.	6	280
		14,313
Metals & Mining — 3.0%
Alcoa, Inc.	452	4,344
Allegheny Technologies, Inc.	196	6,511
Allied Nevada Gold Corporation	163	541
AMCOL International Corporation	95	2,960
Carpenter Technology Corporation	59	3,557
Century Aluminum Company	617	5,553
Cliffs Natural Resources, Inc.	85	2,126
Coeur Mining, Inc.	312	3,438
Commercial Metals Company	189	3,670
Compass Minerals International, Inc.	69	4,937

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 88.2% (Continued)	Shares	Value
Materials — 8.3% (Continued)
Metals & Mining — 3.0% (Continued)
Freeport-McMoRan Copper & Gold, Inc.	47	$1,630
Globe Specialty Metals, Inc.	346	6,159
Hecla Mining Company	1,461	4,310
Horsehead Holding Corporation	352	5,269
Materion Corporation	155	4,458
Newmont Mining Corporation	57	1,415
Nucor Corporation	84	4,289
Royal Gold, Inc.	106	4,780
RTI International Metals, Inc.	161	5,614
Schnitzer Steel Industries, Inc. - Class A	195	5,974
Steel Dynamics, Inc.	334	6,086
Stillwater Mining Company	379	4,256
SunCoke Energy, Inc.	61	1,383
Worthington Industries, Inc.	177	7,422
		100,682
Paper & Forest Products — 1.1%
Clearwater Paper Corporation	73	3,865
Deltic Timber Corporation	74	4,663
International Paper Company	87	4,059
KapStone Paper and Packaging Corporation	168	8,951
MeadWestvaco Corporation	110	3,862
P.H. Glatfelter Company	191	5,346
Wausau Paper Corporation	299	3,630
		34,376

Total Common Stocks (Proceeds $2,657,920)		$2,926,233

WARRANTS — 0.0%(a)	Shares	Value
Magnum Hunter Resources Corporation (b) (Proceeds $0)	97	$—
Total Securities Sold Short — 88.2% (Proceeds $2,657,920)		$2,926,233

(a)	Percentage rounds to less than 0.1%.

(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such security is $0 at November 30, 2013, represents 0.0% of net assets (Note 2).

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF ASSETS AND LIABILITIES November 30, 2013 (Unaudited)
	Barrow All-Cap Core Fund	Barrow All-Cap Long/ Short Fund
ASSETS
Investments in securities:
At acquisition cost	$15,511,541	$3,898,587
At value (Note 2)	$19,241,252	$4,295,654
Deposits with brokers for securities sold short (Note 2)	—	1,927,176
Dividends and interest receivable	29,421	6,633
Receivable from Adviser (Note 4)	—	15,443
Other assets	19,553	19,888
TOTAL ASSETS	19,290,226	6,264,794

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $2,657,920)	—	2,926,233
Line of credit payable (Note 5)	43,572	—
Dividends payable on securities sold short (Note 2)	—	2,170
Payable to Adviser (Note 4)	2,623	—
Payable to administrator (Note 4)	7,650	7,530
Accrued brokerage expense on securities sold short (Note 2)	—	214
Other accrued expenses and liabilities	7,915	9,721
TOTAL LIABILITIES	61,760	2,945,868

NET ASSETS	$19,228,466	$3,318,926

Net assets consist of:
Paid-in capital	$14,835,358	$3,186,898
Accumulated net investment income (loss)	33,157	(5,000)
Accumulated net realized gains from security transactions	630,240	8,274
Net unrealized appreciation (depreciation) on:
Investments	3,729,711	397,067
Short positions	—	(268,313)
Net assets	$19,228,466	$3,318,926

NET ASSET VALUE PER SHARE:
INVESTOR CLASS
Net assets applicable to Investor Class	$128,169	$114,619
Investor Class shares of beneficial interest outstanding	4,893	10,989
Net asset value, offering price and redemption price per share (Note 2)	$26.19	$10.43

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$19,100,297	$3,204,307
Institutional Class shares of beneficial interest outstanding	728,723	307,051
Net asset value, offering price and redemption price per share (Note 2)	$26.21	$10.44

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF OPERATIONS For the Period Ended November 30, 2013(a) (Unaudited)
	Barrow All-Cap Core Fund	Barrow All-Cap Long/ Short Fund
INVESTMENT INCOME
Dividends	$85,338	$17,956
Interest	—	1,730
TOTAL INVESTMENT INCOME	85,338	19,686

EXPENSES
Investment advisory fees (Note 4)	44,792	10,736
Accounting services fees (Note 4)	7,944	7,574
Registration and filing fees, Common	4,231	2,331
Registration fees, Institutional Class	2,476	2,476
Registration fees, Investor Class	688	688
Custodian fees	4,825	8,043
Administration fees (Note 4)	6,000	6,000
Transfer agent fees - Institutional Class (Note 4)	3,000	3,000
Transfer agent fees - Investor Class (Note 4)	3,000	3,000
Professional fees	4,125	4,125
Dividend expense on securities sold short (Note 2)	—	7,074
Compliance service fees (Note 4)	3,000	3,000
Brokerage expense on securities sold short (Note 2)	—	5,092
Pricing fees	889	4,040
Trustees’ fees and expenses (Note 4)	2,299	2,299
Postage and supplies	2,049	2,049
Printing of shareholder reports	1,935	1,787
Insurance expense	370	370
Distribution fees, Investor Class (Note 4)	71	67
Borrowing costs (Note 5)	79	—
Other expenses	1,525	1,524
TOTAL EXPENSES	93,298	75,275
Fee reductions and expense reimbursements by the Adviser (Note 4):
Common	(31,953)	(41,425)
Institutional Class	(5,476)	(5,476)
Investor Class	(3,688)	(3,688)
NET EXPENSES	52,181	24,686

NET INVESTMENT INCOME (LOSS)	33,157	(5,000)

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through November 30, 2013 (Note 1).

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF OPERATIONS For the Period Ended November 30, 2013(a) (Unaudited) (Continued)
	Barrow All-Cap Core Fund	Barrow All-Cap Long/ Short Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	$630,240	$32,976
Securities sold short	—	(24,702)
Net change in unrealized appreciation (depreciation) on:
Investments	1,452,175	397,067
Securities sold short	—	(268,313)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,082,415	137,028

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,115,572	$132,028

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through November 30, 2013 (Note 1).

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF CHANGES IN NET ASSETS
	Barrow All-Cap Core Fund	Barrow All-Cap Long/ Short Fund
	Period Ended November 30, 2013(a) (Unaudited)	Period Ended November 30, 2013(a) (Unaudited)
FROM OPERATIONS
Net investment income (loss)	$33,157	$(5,000)
Net realized gains (losses) from:
Investments	630,240	32,976
Securities sold short	—	(24,702)
Net change in unrealized appreciation (depreciation) on:
Investments	1,452,175	397,067
Securities sold short	—	(268,313)
Net increase in net assets resulting from operations	2,115,572	132,028

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	115,000	110,000

Institutional Class
Proceeds from shares sold	275,197	3,085,441
Proceeds from tax-free reorganization (Note 1)	16,722,697	—
Payments for shares redeemed	—	(8,543)
Net increase in Institutional Class net assets from capital share transactions	16,997,894	3,076,898

TOTAL INCREASE IN NET ASSETS	19,228,466	3,318,926

NET ASSETS
Beginning of period	—	—
End of period	$19,228,466	$3,318,926

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through November 30, 2013 (Note 1).

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Barrow All-Cap Core Fund	Barrow All-Cap Long/ Short Fund
	Period Ended November 30, 2013(a) (Unaudited)	Period Ended November 30, 2013(a) (Unaudited)
CAPITAL SHARE ACTIVITY
Investor Class
Shares sold	4,893	10,989
Shares outstanding, beginning of period	—	—
Shares outstanding, end of period	4,893	10,989

Institutional Class
Shares sold	11,011	307,905
Shares issued from tax-free reorganization (Note 1)	717,712	—
Shares redeemed	—	(854)
Net increase in shares outstanding	728,723	307,051
Shares outstanding, beginning of period	—	—
Shares outstanding, end of period	728,723	307,051

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through November 30, 2013 (Note 1).

See accompanying notes to financial statements.

BARROW ALL-CAP CORE FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended November 30, 2013(a) (Unaudited)
Net asset value at beginning of period	$23.30

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gains on investments	2.86
Total from investment operations	2.89

Net asset value at end of period	$26.19

Total return (b)	12.40%	(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$128

Ratio of total expenses to average net assets	15.13%	(d)

Ratio of net expenses to average net assets (e)(f)	1.40%	(d)

Ratio of net investment income to average net assets (e)	0.48%	(d)

Portfolio turnover rate	15%	(c)

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through November 30, 2013 (Note 1).

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).

(f)	Excluding borrowing costs on the bank line of credit, the ratio of net expenses to average net assets for the period ended November 30, 2013 is 1.40%(d) (Note 4).

See accompanying notes to financial statements.

BARROW ALL-CAP CORE FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended November 30, 2013(a) (Unaudited)
Net asset value at beginning of period	$23.30

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains on investments	2.86
Total from investment operations	2.91

Net asset value at end of period	$26.21

Total return (b)	12.49%	(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$19,100

Ratio of total expenses to average net assets	1.98%	(d)

Ratio of net expenses to average net assets (e)(f)	1.15%	(d)

Ratio of net investment income to average net assets (e)	0.73%	(d)

Portfolio turnover rate	15%	(c)

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through November 30, 2013 (Note 1).

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).

(f)	Excluding borrowing costs on the bank line of credit, the ratio of net expenses to average net assets for the period ended November 30, 2013 is 1.15%(d) (Note 4).

See accompanying notes to financial statements.

BARROW ALL-CAP LONG/SHORT FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended November 30, 2013(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gains on investments	0.45
Total from investment operations	0.43

Net asset value at end of period	$10.43

Total return (b)	4.30%	(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$115

Ratio of total expenses to average net assets	23.26%	(d)

Ratio of net expenses to average net assets (e)(f)	3.68%	(d)

Ratio of net investment loss to average net assets (e)	(0.94%	)(d)

Portfolio turnover rate	17%	(c)

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through November 30, 2013 (Note 1).

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).

(f)
Excluding dividend expense, the ratio of net expenses to average net assets for the period ended November 30, 2013 is 2.70%(d). Excluding dividend expense and brokerage expense on securities sold short, the ratio of net expenses to average net assets for the period ended November 30, 2013 is 1.99%(d) (Note 4).

See accompanying notes to financial statements.

BARROW ALL-CAP LONG/SHORT FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout the period:
	Period Ended November 30, 2013(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gains on investments	0.46
Total from investment operations	0.44

Net asset value at end of period	$10.44

Total return (b)	4.40%	(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$3,204

Ratio of total expenses to average net assets	10.00%	(d)

Ratio of net expenses to average net assets (e)(f)	3.43%	(d)

Ratio of net investment loss to average net assets (e)	(0.69%	)(d)

Portfolio turnover rate	17%	(c)

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through November 30, 2013 (Note 1).

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).

(f)
Excluding dividend expense, the ratio of net expenses to average net assets for the period ended November 30, 2013 is 2.45%(d). Excluding dividend expense and brokerage expense on securities sold short, the ratio of net expenses to average net assets for the period ended November 30, 2013 is 1.74%(d) (Note 4).

See accompanying notes to financial statements.

BARROW FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2013 (Unaudited)

1. Organization

Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund (individually, a “Fund” and, collectively the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on the close of business August 30, 2013.

The investment objective of Barrow All-Cap Core Fund is to generate long-term capital appreciation and the investment objective of Barrow All-Cap Long/Short Fund is to generate above-average returns through capital appreciation, while also attempting to reduce volatility and preserve capital during market downturns.

Barrow All-Cap Core Fund acquired the assets and liabilities of Barrow Street Fund LP, a Delaware limited partnership (the “Predecessor Private Fund”), in a tax-free reorganization completed on the close of business August 30, 2013, the date the Barrow All-Cap Core Fund commenced operations. The Predecessor Private Fund had an investment objective and investment policies that were, in all material respects, the same as those of Barrow All-Cap Core Fund. However, the Predecessor Private Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and was not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If such requirements and restrictions had been applicable, they might have adversely affected the Predecessor Private Fund’s performance. In addition, the Predecessor Private Fund charged an annual management fee of 1.50% of assets and a 20% performance fee after it reached certain performance benchmarks. Barrow All-Cap Core Fund does not charge a performance fee.

Upon completion of the reorganization, the net assets of Barrow All-Cap Core Fund were $16,722,697. The number of shares of Barrow All-Cap Core Fund issued in connection with the reorganization was 717,712, and the amount of net unrealized gains on the portfolio securities transferred to Barrow All-Cap Core Fund was $2,277,536.

Each Fund offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Investor Class shares) and Institutional Class shares (sold without any sales loads or distribution fees) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Each Fund’s portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2013:

Barrow All-Cap Core Fund	Level 1	Level 2	Level 3	Total
Investment in Securities:
Common Stocks	$19,226,341	$—	$—	$19,226,341
Money Market Funds	14,911	—	—	14,911
Total	$19,241,252	$—	$—	$19,241,252

Barrow All-Cap Long/Short Fund	Level 1	Level 2	Level 3	Total
Investment in Securities:
Common Stocks	$4,244,887	$—	$—	$4,244,887
Money Market Funds	50,767	—	—	50,767
Total	$4,295,654	$—	$—	$4,295,654
Other Financial Instruments:
Common Stocks – Sold Short	$(2,926,233)	$—	$—	$(2,926,233)
Warrants – Sold Short	—	0	—	—
	$(2,926,233)	$0	$—	$(2,926,233)

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of November 30, 2013, the Funds did not have any transfers in and out of any Level. There were no Level 2 or Level 3 securities and or derivative instruments held by the Funds as of November 30, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share of each class of each Fund.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders by either fund during the period ended November 30, 2013. On December 31, 2013, Barrow All-Cap Core Fund paid income dividends to Investor Class and Institutional Class shareholders of $0.0655 per share and $0.0456 per share, respectively, and capital gain distributions totaling $0.4885 per share for each Class of the Fund. The dividends were paid on December 31, 2013 to shareholders of record on December 30, 2013. No distributions were paid to shareholders of the Barrow All-Cap Long/Short Fund on December 31, 2013.

Short Positions – Barrow All-Cap Long/Short Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expenses on securities sold short in the Statements of Operations. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent Barrow All-Cap Long/Short Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Barrow Street Advisors, LLC (the "Adviser") to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – It is each Fund’s intention to qualify as a regulated investment company under the Code. Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of their net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2013:

	Barrow All-Cap Core Fund	Barrow All-Cap Long/Short Fund
Cost of portfolio investments	$15,520,056	$3,904,303
Gross unrealized appreciation	$4,100,417	$449,102
Gross unrealized depreciation	(379,221)	(57,751)
Net unrealized appreciation	3,721,196	391,351
Net unrealized depreciation on securities sold short	—	(276,156)
Accumulated ordinary income	178,920	16,833
Other gains	492,992	—
Accumulated earnings	$4,393,108	$132,028

As of November 30, 2013, the tax cost of securities sold short is $2,650,077 for Barrow All-Cap Long/Short Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the period ended November 30, 2013, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, amounted to $3,124,993 and $2,674,981, respectively, for Barrow All-Cap Core Fund and $1,080,316 and $620,457, respectively, for Barrow All-Cap Long/Short Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by Barrow Street Advisors LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Barrow All-Cap Core Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets. Barrow All-Cap Long/Short Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.50% of its average daily net assets.

The Adviser has contractually agreed, until October 1, 2016, to reduce its investment advisory fees and to reimburse each Fund’s expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expense on securities sold short, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business, and amounts, if any, payable under a Rule 12b-1 Plan) to 1.40% and 1.15% of average daily net assets of Investor Class and Institutional Class shares, respectively, for Barrow All-Cap Core Fund and to 1.99% and 1.74% of average daily net assets of Investor Class and Institutional Class shares, respectively, for Barrow All-Cap Long/Short Fund. During the period ended November 30, 2013, the Adviser reduced its investment advisory fees and reimbursed fund expenses as follows:

	Investment Advisory Fees Reduced	Expenses Reimbursed	Total
Barrow All-Cap Core Fund:
Common	$31,953	$—	$31,953
Investor Class	—	5,476	5,476
Institutional Class	—	3,688	3,688
	$31,953	$9,164	$41,117
Barrow All-Cap Long/Short Fund:
Common	$10,736	$30,689	$41,425
Investor Class	—	5,476	5,476
Institutional Class	—	3,688	3,688
	$10,736	$39,853	$50,589

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause each Fund’s ordinary operating expenses, at the time the repayment occurs, to exceed the expense limitations stated above. As of November 30, 2013, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $41,117 and $50,589 from Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund, respectively. The Adviser may recover these amounts no later than November 30, 2016.

Certain officers of the Funds are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Funds. Pursuant to separate servicing agreements with Ultimus, each Fund pays Ultimus customary fees for its services. Certain officers of the Trust are also officers of Ultimus.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), pursuant to which each Fund may pay intermediaries and other persons for rendering distribution services and for bearing any related expenses with respect to the Investor Class of each Fund, which fees will not exceed the annual rate of 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. During the period ended November 30, 2013, the Investor Class of Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund incurred $71 and $67, respectively, of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each Trustee who is not an interested person of the Trust receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other expenses incurred in attending the meetings. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2013, Robert F. Greenhill, Jr., a principal of the Adviser, owned 74% of the outstanding shares of both the Investor Class and Institutional Class shares of Barrow All-Cap Core Fund and 81% and 72% of the outstanding shares of the Investor Class and Institutional Class shares, respectively, of Barrow All-Cap Long/Short Fund.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

5. Borrowing Costs

During the period ended November 30, 2013, Barrow All-Cap Core Fund incurred $79 of borrowing costs. Barrow All-Cap Long/Short Fund incurred no borrowing costs for the period ended November 30, 2013. As of November 30, 2013, Barrow All-Cap Core Fund had outstanding borrowings of $43,572. The average outstanding borrowings and average interest rate on borrowings during the period ended November 30, 2013 were $29,960 and 1.05%, respectively. The average outstanding borrowings for Barrow All-Cap Core Fund include 25 days of $0 borrowings.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BARROW FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class specific fees (such as distribution (12b-1) fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (August 30, 2013) and held until the end of the period (November 30, 2013).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BARROW FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

Barrow All-Cap Core Fund - Investor Class
	Beginning Account Value August 30, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,124.00	$3.75

*
Expenses are equal to the Fund’s annualized expense ratio of 1.40% for the period, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since inception).

	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.05	$7.08

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Barrow All-Cap Core Fund - Institutional Class
	Beginning Account Value August 30, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,124.90	$3.08

*
Expenses are equal to the Fund’s annualized expense ratio of 1.15% for the period, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since inception).

	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.30	$5.82

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BARROW FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Barrow All-Cap Long/Short Fund - Investor Class
	Beginning Account Value August 30, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,043.00	$9.48

*
Expenses are equal to the Fund’s annualized expense ratio of 3.68% for the period, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since inception).

	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,006.60	$18.53

*	Expenses are equal to the Fund’s annualized expense ratio of 3.68% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Barrow All-Cap Long/Short Fund - Institutional Class
	Beginning Account Value August 30, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,044.00	$8.85

*
Expenses are equal to the Fund’s annualized expense ratio of 3.43% for the period, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since inception).

	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,007.85	$17.28

*	Expenses are equal to the Fund’s annualized expense ratio of 3.43% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BARROW FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-767-6633, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge upon request no later than August 31, 2014 by calling toll-free 1-877-767-6633, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-877-767-6633. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BARROW FUNDS
ADVISORY AGREEMENT DISCLOSURE (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved each Fund's Investment Advisory Agreement with the Adviser for an initial two-year term. Approval took place at an in-person meeting held on April 23, 2013, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Investment Advisory Agreements and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

Barrow All-Cap Core Fund

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Investment Advisory Agreement. The Board also considered the services to be provided by the Adviser to the Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of the Fund’s shares. The Board noted that the Fund’s Principal Executive Officer is an employee of the Adviser and will be serving the Trust without additional compensation. After reviewing the foregoing information and further information provided by the Adviser (e.g., descriptions of the Adviser’s business, the Adviser’s compliance programs, and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. In this regard, the Board considered the investment management experience of the Adviser and its principals. In particular, the Board received information from the Adviser regarding the experience of the Fund’s portfolio managers in managing domestic long only equity portfolios along with the performance of such portfolios, including those with strategies similar to the strategy to be employed by the Fund. The Board discussed with the Adviser the investment objectives and strategies for the Fund and the Adviser’s plans for implementing such strategies for the Fund. The Board considered that while the Adviser was newly established, its principals and the Fund’s portfolio managers have had experience in managing strategies similar to the one to be employed by the Fund. After consideration of these factors, as well as other factors, the Board determined that the Adviser has the requisite experience to serve as manager for the Fund.

BARROW FUNDS
ADVISORY AGREEMENT DISCLOSURE (Unaudited) (Continued)

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; the Adviser’s compliance programs, policies, and procedures; the financial condition of the Adviser and its parent company Barrow Street Holdings LLC, and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; and the overall expenses of the Fund, including the management fee. The Board reviewed the Fund’s proposed expense limitation agreement with the Adviser, and noted the benefit that would result to the Fund from the Adviser’s commitment to reduce its management fees and/or reimburse other operating expenses for a period of three years. The Board reviewed the draft consolidated financial statements of Barrow Street Capital LLC and discussed the financial stability of the firm and its ability to satisfy its financial commitments to the Fund. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name, the ability for the Adviser to place small private client accounts into the Fund, and the potential for the Adviser to receive research, statistical, or other services from the Fund’s trades that may benefit the Adviser’s other clients. The Board then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the projected size of the Fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the Fund’s management fee of 0.99% per annum was higher than the average management fee of 0.76% for comparable funds in the Morningstar category of domestic equity funds, but was less than the maximum management fee for comparable funds reported for the category. It was further noted by the Board that the overall proposed expense ratio of 1.15% per annum (after applying the expense limitation agreement) for the Fund’s Institutional Class of shares, would be lower than the 1.20% average expense ratio for comparable funds in the Morningstar category of domestic equity funds. The Board further noted that the Investor Class of shares expense ratio of 1.40% would be higher than the 1.20% average expense ratio for comparable funds in the Morningstar category of domestic equity funds, but would be less than the maximum expense ratio for comparable funds reported for the category. The Board also compared the proposed fees to be paid by the Fund to the fees paid by other clients of the Adviser, and considered the similarities and differences of services received by such other clients as compared to the services to be provided to the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable and within the range that would have been negotiated at arm’s length.

BARROW FUNDS
ADVISORY AGREEMENT DISCLOSURE (Unaudited) (Continued)

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser, including both the management fee and the expense limitation agreement. The Board considered that the shareholders of the Fund would likely benefit from the expense limitation agreement until the Fund’s assets grew to a level where the Adviser begins receiving its full fees and the Adviser has been reimbursed for all eligible reimbursements pursuant to the expense limitation agreement or the Fund’s expenses otherwise fell below the expense cap. Thereafter, the Board noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s projected asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser would provide benefits through the expense limitation agreement and that, at the Fund’s projected asset levels for the next year, the Fund’s arrangements with the Adviser were fair and reasonable.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients, including the Fund. The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund’s trades may be allocated to soft dollar arrangements. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among its different clients on a pari passu basis. The Board also considered the method for bunching of portfolio securities transactions among the Adviser clients; and the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Barrow All-Cap Long/Short Fund

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Investment Advisory Agreement. The Board also considered the services to be provided by the Adviser to the Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, and efforts to promote the Fund, grow the Fund’s assets, and assist in the

BARROW FUNDS
ADVISORY AGREEMENT DISCLOSURE (Unaudited) (Continued)

distribution of the Fund’s shares. The Board noted that the Fund’s Principal Executive Officer is an employee of the Adviser and will be serving the Trust without additional compensation. After reviewing the foregoing information and further information provided by the Adviser (e.g., descriptions of the Adviser’s business, the Adviser’s compliance programs, and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. In this regard, the Board considered the investment management experience of the Adviser and its principals. In particular, the Board received information from the Adviser regarding the experience of the Fund’s portfolio managers in managing domestic long and short equity portfolios along with the performance of such portfolios, including those with strategies similar to the strategy to be employed by the Fund. The Board discussed with the Adviser the investment objectives and strategies for the Fund and the Adviser’s plans for implementing such strategies for the Fund. The Board considered that while the Adviser was newly established, its principals and the Fund’s portfolio managers have had experience in managing strategies similar to the one to be employed by the Fund. After consideration of these factors, as well as other factors, the Board determined that the Adviser has the requisite experience to serve as manager for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; the Adviser’s compliance programs, policies, and procedures; the financial condition of the Adviser and its parent company Barrow Street Holdings LLC, and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; and the overall expenses of the Fund, including the management fee. The Board reviewed the Fund’s proposed expense limitation agreement with the Adviser, and noted the benefit that would result to the Fund from the Adviser’s commitment to reduce its management fees and/or reimburse other operating expenses for a period of three years. The Board reviewed the draft consolidate financial statements of Barrow Street Capital LLC and discussed the financial stability of the firm and its ability to satisfy its financial commitments to the Fund. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name, the ability for the Adviser to place small private accounts into the Fund, and the potential for the Adviser to receive research, statistical, or other services from the Fund’s trades that may benefit the Adviser’s other clients. The Board then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the projected size of the Fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the Fund’s management

BARROW FUNDS
ADVISORY AGREEMENT DISCLOSURE (Unaudited) (Continued)

fee of 1.50% per annum was higher than the average management fee of 1.29% for comparable funds in the Morningstar category of long-short funds, but was less than the maximum management fee for comparable funds reported for the category. It was further noted by the Board that the overall proposed expense ratio of 1.74% per annum (after applying the expense limitation agreement) for the Fund’s Institutional Class of shares would be lower than the 1.95% average expense ratio for comparable funds in the Morningstar category of long-short funds. It was further noted by the Board that the Investor Class of shares expense ratio of 1.99% per annum would be slightly higher than the 1.95% average expense ratio for comparable funds in the Morningstar long-short category, but would be less than the maximum expense ratio for comparable funds reported for the category. The Board also compared the proposed fees to be paid by the Fund to the fees paid by other clients of the Adviser, and considered the similarities and differences of services received by such other clients as compared to the services to be provided to the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable and within the range that would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser, including both the management fee and the expense limitation agreement. The Board considered that the shareholders of the Fund would likely benefit from the expense limitation agreement until the Fund’s assets grew to a level where the Adviser begins receiving its full fees and the Adviser has been reimbursed for all eligible reimbursements pursuant to the expense limitation agreement or the Fund’s expenses otherwise fell below the expense cap. Thereafter, the Board noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s projected asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser would provide benefits through the expense limitation agreement and that, at the Fund’s projected asset levels for the next year, the Fund’s arrangements with the Adviser were fair and reasonable.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients, including the Fund. The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund’s trades may be allocated to soft dollar arrangements. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

BARROW FUNDS
ADVISORY AGREEMENT DISCLOSURE (Unaudited) (Continued)

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among its different clients on a pari passu basis. The Board also considered the Adviser’s method for bunching of portfolio securities transactions among the Adviser’s clients; and the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of each of the Funds and their respective shareholders.

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CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND

Semi-Annual Report
November 30, 2013
(Unaudited)

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND LETTER TO SHAREHOLDERS	January 4, 2013

Dear Fellow Shareholders,

Our Semi-Annual report for the Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) presents data and performance for the six months ended November 30, 2013. All of us at Cincinnati Asset Management want to thank you for your investment with us and we appreciate your confidence in our investment management.

The Fund is currently invested primarily in investment grade corporate bonds and high yield corporate bonds that we consider undervalued. We believe that our proprietary analysis enhances our ability to identify such opportunities and enables us to sell securities when more attractive opportunities present themselves. These investment decisions are made with the important discipline of maintaining portfolio diversification and with the dual objectives of achieving a high level of income while preserving capital.

Our disciplined investing strategy resulted in our holding 69 positions in the bonds of 63 different corporations at November 30. At that time, cash balances amounted to approximately 2% of the Fund’s assets and the Fund continues to be close to fully invested, as is its objective. The Fund outperformed its benchmark (Barclays US Corporate BBB Index) for the six month period ended November 30, 2013 with a return of (1.12%), as compared to (1.39%) for the benchmark. We attribute this outperformance primarily to security selection.

During the past several months, interest rates have been volatile while increasing; the yield on the 10-year Treasury Bond was 2.11% at May 31 and rose to 3.00% in early September before settling back to 2.50% in late October and then ending up at 2.75% on November 30. (As of the date of this letter, that rate is slightly over 3.00%.) Bond prices decline as rates increase, and the price of your Fund shares will reflect those changes in interest rates. Bonds that the Fund owns were yielding, on average, around 2.0% more than Treasury yields at November 30. Your managers believe that the Fund’s positions will continue to provide excellent value relative to other investment grade rated fixed income alternatives.

During the third quarter of 2013, annualized GDP growth was 4.1%. However, many economists believe that the US economy will continue to face headwinds that will result in GDP growing at a rate closer to 2%-3% for all of 2014. The Federal Reserve (the “Fed”) continues to reinforce its policy of maintaining short-term interest rates close to 0%. On the other hand, the Fed announced in December that it would begin to taper, in January, its open market purchases of Treasury, Agency and Mortgage securities from the $85 billion per month level to $75 billion per month. The Fed did not indicate when, nor by how much, it will decrease that amount in future periods. Interestingly, when the Fed first indicated its intent to “taper” back in May, interest rates increased from the 2.11% level mentioned above to close to the 3.0% level; when the Fed announced its actual plan to taper, Treasury rates increased by only 0.25%, while rates on corporate debt increased by a lesser amount. Although rates will be impacted by “headline” news and the so-called “risk-off/risk-on” trades that cause short-term volatility, we intend to focus on the relative value of corporate and high yield bonds and will maintain our focus on the intermediate term maturity of the

1

portfolio. It is the underlying credit quality of the companies we purchase that influences our investment decisions, not short-term interest rate fluctuations. The current Fed tapering suggests that they believe the economy is strengthening, and credit quality improves when that is the case.

We believe that the companies in our Fund’s portfolio are positioned to withstand economic adversity and to participate in any economic expansion. For example, the Fund’s positions in the energy sector acknowledge our belief that fossil fuels will continue to play an important role in a growing economy; the yields at which we purchased and continue to hold these securities have rewarded the Fund for the challenges that this sector may face. Similarly, the Fund’s positions in the financials sector represent investments in those companies that we believe have the financial strength and diversity of business to meet the regulatory constraints with which they are dealing and to benefit from the possibility of a more rapid economic recovery.

While we continue to face economic uncertainty in the face of unemployment, Federal Government deficits, tax reform, and a host of other issues, we are reminded that there are still opportunities that can reward investors, and we endeavor to identify these opportunities every day.

Thank you again for your confidence in our Fund. Our fellow investors are very important to us and if you have any questions regarding market conditions or the Fund, please don’t hesitate to call us (513.554.8500).

Sincerely,

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund
Managed by Cincinnati Asset Management, Inc.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-738-1128.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-866-738-1128 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Cincinnati Asset Management Funds: Broad Market Strategic Income Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser’s current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s adviser with respect to those securities may change at any time.

2

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
PORTFOLIO INFORMATION
November 30, 2013 (Unaudited)

Sector Diversification

Top 10 Investments

Security Description	% of Net Assets
Qwest Corp., 6.750%, due12/01/21	3.2%
JPMorgan Chase & Co., 4.500%, due 01/24/22	3.1%
International Lease Finance Corp., 5.875%, due 08/15/22	3.1%
PerkinElmer, Inc., 5.000%, due 11/15/21	3.0%
Ford Motor Credit Co., LLC, 4.250%, due 09/20/22	3.0%
Hewlett-Packard Co., 4.375%, due 09/15/21	3.0%
US Airways Class A Pass-Through Certificates, Series 2012-2, 4.625%, due 06/03/25	3.0%
Apache Corp., 3.250%, due 04/15/22	2.9%
General Electric Capital Corp., 3.150%, due 09/07/22	2.9%
Bank of America Corp., 3.300%, due 01/11/23	2.8%

Credit Rating Allocation
S&P Credit Quality	% of Portfolio
AA	7.4%
A	38.6%
BBB	17.5%
BB	21.0%
B	15.5%

3

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS November 30, 2013 (Unaudited)
CORPORATE BONDS — 97.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 6.0%
CCO Holdings, LLC	5.250%	09/30/22	$43,000	$40,742
Lamar Media Corp.	5.875%	02/01/22	43,000	44,559
MGM Resorts International	6.625%	12/15/21	45,000	47,419
Penske Auto Group, Inc.	5.750%	10/01/22	30,000	30,450
Regal Entertainment Group	5.750%	02/01/25	4,000	3,820
Walt Disney Co. (The)	2.350%	12/01/22	150,000	137,492
				304,482
Consumer Staples — 3.6%
Anheuser-Busch InBev SA/NV	2.625%	01/17/23	100,000	92,950
B&G Foods, Inc.	4.625%	06/01/21	4,000	3,830
Wal-Mart Stores, Inc.	2.550%	04/11/23	90,000	83,461
				180,241
Energy — 15.4%
Apache Corp.	3.250%	04/15/22	150,000	149,279
Arch Coal, Inc.	7.250%	10/01/20	46,000	35,075
Chesapeake Energy Corp.	6.125%	02/15/21	42,000	45,360
Chevron Corp.	2.355%	12/05/22	150,000	138,086
ConocoPhillips Co.	2.400%	12/15/22	150,000	138,686
Denbury Resources, Inc.	4.625%	07/15/23	45,000	40,838
Forest Oil Corp.	7.500%	09/15/20	47,000	46,648
Offshore Group Investment Ltd.	7.500%	11/01/19	20,000	21,800
Offshore Group Investment Ltd.	7.125%	04/01/23	27,000	27,945
Peabody Energy Corp.	7.875%	11/01/26	44,000	45,100
Range Resources Corp.	5.000%	08/15/22	46,000	45,425
Teekay Corp.	8.500%	01/15/20	45,000	48,825
				783,067
Financials — 22.2%
Bank of America Corp.	3.300%	01/11/23	150,000	142,206
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	152,239
General Electric Capital Corp.	3.150%	09/07/22	150,000	145,999
International Lease Finance Corp.	8.625%	01/15/22	35,000	42,437
International Lease Finance Corp.	5.875%	08/15/22	150,000	155,250
JPMorgan Chase & Co.	4.500%	01/24/22	150,000	159,490
PNC Financial Services Group, Inc.	2.854%	11/09/22	150,000	141,016
U.S. Bancorp	2.950%	07/15/22	150,000	141,276
Zayo Group, LLC	8.125%	01/01/20	40,000	44,300
				1,124,213
Health Care — 6.7%
Community Health Systems, Inc.	7.125%	07/15/20	45,000	46,631
Davita Healthcare Partners, Inc.	5.750%	08/15/22	50,000	51,250

4

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 97.9% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 6.7% (Continued)
HCA Holdings, Inc.	6.250%	02/15/21	$40,000	$42,000
HCA Holdings, Inc.	5.875%	05/01/23	3,000	2,985
HealthSouth Corp.	5.750%	11/01/24	43,000	42,893
PerkinElmer, Inc.	5.000%	11/15/21	150,000	153,603
				339,362
Industrials — 17.2%
B/E Aerospace, Inc.	5.250%	04/01/22	46,000	47,380
General Dynamics Corp.	2.250%	11/15/22	150,000	135,854
Hertz Corp.	6.250%	10/15/22	43,000	44,935
Iron Mountain, Inc.	5.750%	08/15/24	43,000	40,420
R.R. Donnelley & Sons Co.	7.625%	06/15/20	4,000	4,370
R.R. Donnelley & Sons Co.	7.875%	03/15/21	41,000	45,407
Raytheon Co.	2.500%	12/15/22	150,000	137,419
Stanley Black & Decker, Inc.	2.900%	11/01/22	150,000	140,679
United Airlines Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	43,000	43,323
United Rentals North America, Inc.	6.125%	06/15/23	40,000	41,600
US Airways Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	150,000	150,750
US Airways Class B Pass-Through Certificates, Series 2012-1	8.000%	04/01/21	38,333	42,549
				874,686
Information Technology — 6.6%
Equinix, Inc.	5.375%	04/01/23	45,000	44,438
Hewlett-Packard Co.	4.375%	09/15/21	150,000	151,263
Intel Corp.	2.700%	12/15/22	150,000	139,494
				335,195
Materials — 3.6%
Ball Corp.	4.000%	11/15/23	6,000	5,415
Praxair, Inc.	2.200%	08/15/22	150,000	136,161
Vulcan Materials Co.	7.500%	06/15/21	36,000	40,770
				182,346
Telecommunication Services — 10.3%
AT&T, Inc.	2.625%	12/01/22	140,000	125,130
Embarq Corp.	7.995%	06/01/36	40,000	40,790
Frontier Communications Corp.	9.000%	08/15/31	50,000	50,625
Intelsat Jackson Holdings S.A.	7.500%	04/01/21	40,000	44,150
Mediacom, LLC/Mediacom Capital Corp.	7.250%	02/15/22	43,000	46,010
Qwest Corp.	6.750%	12/01/21	150,000	163,349
Verizon Communications, Inc.	5.150%	09/15/23	50,000	53,461
				523,515

5

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 97.9% (Continued)	Coupon	Maturity	Par Value	Value
Utilities — 6.3%
AES Corp. (The)	7.375%	07/01/21	45,000	$51,075
Amerigas Finance, LLC	7.000%	05/20/22	43,000	46,762
DPL, Inc.	7.250%	10/15/21	50,000	51,250
Ferrellgas, L.P.	6.500%	05/01/21	44,000	44,990
GenOn Americas Generation, LLC	8.500%	10/01/21	28,000	30,660
NRG Energy, Inc.	7.875%	05/15/21	37,000	41,440
NRG Energy, Inc.	6.625%	03/15/23	8,000	8,240
Suburban Propane Partners, L.P., CV	7.375%	03/15/20	41,000	44,178
				318,595

Total Investments at Value — 97.9% (Cost $5,172,963)				$4,965,702

Other Assets in Excess of Liabilities — 2.1%				104,072

Net Assets — 100.0%				$5,069,774

CV - Convertible Security
See accompanying notes to financial statements.

6

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2013 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$5,172,963
At value (Note 2)	$4,965,702
Cash	11,563
Interest receivable	66,069
Receivable from Adviser (Note 4)	13,718
Other assets	25,625
Total assets	5,082,677

LIABILITIES
Payable to administrator (Note 4)	6,540
Accrued distribution fees (Note 4)	733
Other accrued expenses	5,630
Total liabilities	12,903

NET ASSETS	$5,069,774

NET ASSETS CONSIST OF:
Paid-in capital	$5,248,310
Accumulated undistributed net investment income	29,768
Accumulated net realized losses from security transactions	(1,043)
Net unrealized depreciation on investments	(207,261)
NET ASSETS	$5,069,774

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	525,075

Net asset value, offering price and redemption price per share (Note 2)	$9.66

See accompanying notes to financial statements.

7

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENT OF OPERATIONS Six Months Ended November 30, 2013 (Unaudited)
INVESTMENT INCOME
Interest	$104,726

EXPENSES
Investment advisory fees (Note 4)	19,093
Registration and filing fees	14,236
Professional fees	13,786
Fund accounting fees (Note 4)	12,498
Administration fees (Note 4)	12,250
Pricing fees	7,950
Compliance fees (Note 4)	6,000
Transfer agent fees (Note 4)	6,000
Distribution fees (Note 4)	4,632
Trustees' fees and expenses (Note 4)	4,451
Custody and bank service fees	4,118
Postage and supplies	2,235
Insurance expense	2,048
Other expenses	2,731
Total expenses	112,028
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(95,481)
Net expenses	16,547

NET INVESTMENT INCOME	88,179

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions	(328)
Net change in unrealized appreciation/depreciation on investments	(149,318)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(149,646)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,467)

See accompanying notes to financial statements.

8

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2013 (Unaudited)	Period Ended May 31, 2013(a)
FROM OPERATIONS
Net investment income	$88,179	$84,972
Net realized losses from security transactions	(328)	(715)
Net change in unrealized appreciation/ depreciation on investments	(149,318)	(57,943)
Net increase (decrease) in net assets resulting from operations	(61,467)	26,314

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(87,002)	(56,381)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	106,980	5,243,516
Net asset value of shares issued in reinvestment of distributions to shareholders	87,002	56,381
Payments for shares redeemed	(195,569)	(50,000)
Net increase (decrease) in net assets from capital share transactions	(1,587)	5,249,897

TOTAL INCREASE (DECREASE) IN NET ASSETS	(150,056)	5,219,830

NET ASSETS
Beginning of period	5,219,830	—
End of period	$5,069,774	$5,219,830

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$29,768	$28,591

CAPITAL SHARE ACTIVITY
Shares sold	11,363	524,271
Shares reinvested	9,168	5,633
Shares redeemed	(20,385)	(4,975)
Net increase in shares outstanding	146	524,929
Shares outstanding at beginning of period	524,929	—
Shares outstanding at end of period	525,075	524,929

(a)	Represents the period from the commencement of operations (October 26, 2012) through May 31, 2013.
See accompanying notes to financial statements.

9

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout each Period
	Six Months Ended November 30, 2013 (Unaudited)		Period Ended May 30, 2013(a)
Net asset value at beginning of period	$9.94		$10.00

Income (loss) from investment operations:
Net investment income	0.17		0.16
Net realized and unrealized losses on investments	(0.29)		(0.11)
Total from investment operations	(0.12)		0.05

Less distributions:
From net investment income	(0.16)		(0.11)

Net asset value at end of period	$9.66		$9.94

Total return (b)	(1.12%	)(c)	0.48%	(c)

Net assets at end of period	$5,069,774		$5,219,830

Ratios/supplementary data:
Ratio of total expenses to average net assets	4.40%	(e)	3.69%	(e)

Ratio of net expenses to average net assets (d)	0.65%	(e)	0.65%	(e)

Ratio of net investment income to average net assets (d)	3.46%	(e)	2.81%	(e)

Portfolio turnover rate	6%	(c)	13%	(c)

(a)	Represents the period from the commencement of operations (October 26, 2012) through May 31, 2013.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(e)	Annualized.
See accompanying notes to financial statements.

10

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2013 (Unaudited)

1. Organization

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on October 26, 2012.

The investment objective of the Fund is to achieve a high level of income consistent with a secondary goal of preservation of capital.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s fixed income securities are generally valued using prices provided by an independent pricing service approved by the Fund’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the “Adviser”), under the general supervision of the Board.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board. Short-term debt securities having remaining maturities of sixty days or less are stated at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

11

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,965,702	$—	$4,965,702

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of November 30, 2013, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2013. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Dividend income is recorded on the ex-dividend date.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

12

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Dividends from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended November 30, 2013 and May 31, 2013 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2013:

Tax cost of portfolio investments	$5,172,963
Gross unrealized appreciation	$30,332
Gross unrealized depreciation	(237,593)
Net unrealized depreciation on investments	(207,261)
Accumulated ordinary income	29,768
Capital loss carryforward	(715)
Other losses	(328)
Accumulated deficit	$(178,536)

As of May 31, 2013, the Fund had a short-term capital loss carryforward of $715. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

13

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax periods (period ended May 31, 2013) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the six months ended November 30, 2013, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $477,310 and $321,205, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed, until October 1, 2015, to reduce its advisory fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, costs to organize the Fund, acquired fund fees and expenses and extraordinary expenses) do not exceed an amount equal to 0.65% of its average daily net assets. During the six months ended November 30, 2013, the Adviser did not collect any of its advisory fees and, in addition, reimbursed other operating expenses totaling $76,388.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses, at the time repayment occurs, to exceed the expense limitation in effect at the time the advisory fee reductions and expense reimbursements were made. As of November 30, 2013, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $187,479. The Adviser may recover a portion of this amount no later than the dates as stated below:

May 31, 2016	$91,998
November 30, 2016	95,481
$187,479

Certain officers of the Fund are also officers of the Adviser.

14

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended November 30, 2013, the Fund incurred $4,632 in distribution and service fees under the Rule 12b-1 Plan.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. Pursuant to separate servicing agreements with Ultimus, the Fund pays Ultimus a customary fee for its services. Certain officers of the Trust are also officers of Ultimus.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

TRUSTEE COMPENSATION

Each Trustee who is not an interested person of the Trust receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other expenses incurred in attending the meetings. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

PRINCIPAL HOLDER OF FUND SHARES

As of November 30, 2013, Mary S. Sloneker owned 60% of the outstanding shares of the Fund.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2013) and held until the end of the period (November 30, 2013).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

16

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND ABOUT YOUR FUND’S EXPENSES (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$988.80	$3.24
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.81	$3.29

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-738-1128. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

WAVELENGTH FUNDS

Semiannual Report

November 30, 2013 (Unaudited)

WAVELENGTH INTEREST RATE NEUTRAL FUND

WAVELENGTH INTEREST RATE NEUTRAL FUND LETTER TO SHAREHOLDERS	January 3, 2014

Dear Fellow Shareholders:

It is with great pleasure that I welcome you as investors in the Wavelength Interest Rate Neutral Fund (the “Fund”) with this, the Fund’s first shareholder letter. Thank you for your trust and support, I sincerely appreciate it, and I look forward to building on the partnership your investment creates as we approach new market risks and opportunities together.

PERFORMANCE SUMMARY

From the Fund’s launch on September 30, 2013 through November 30, 2013, a range of financial market conditions were experienced, and these conditions were driven by a diverse set of underlying risk factors. In seeking a balanced exposure to the factors driving changes in interest rates over the period, the Fund delivered a return of +0.10% versus a return of +0.01% for its benchmark, the S&P/BGCantor 0-3 Month US Treasury Bill Index (which seeks to represent the return from not taking risk in financial markets). The Fund generated positive performance despite increased market volatility and negative returns for a number of instruments traded over the period; this was in line with its target of seeking a balanced and hedged portfolio exposure.

WAVELENGTH PHILOSOPHY

We believe that macroeconomic conditions drive asset prices and central banks use interest rates to manage macroeconomic conditions. Based on this fundamental logic, we seek to build a portfolio that is hedged to changes in interest rates by balancing investment exposure between instruments we expect to outperform in rising and falling macroeconomic conditions.

INVESTMENT ENVIRONMENT

In October and November, financial markets were affected by investors’ changing expectations around a number of potential economic outcomes. While both positive and negative surprises were processed by markets over the period, speculation regarding how these datapoints would influence existing Federal Reserve programs often had a second-order impact on how assets were priced.

The effects of October’s economic releases that came in below consensus estimates were often compounded by speculation that the Federal Reserve would extend its asset purchases to promote further economic recovery. As a result, there was support for both the government bonds purchased as part of these programs and riskier corporate securities that tend to benefit from improving economic conditions.

When economic releases came in above consensus estimates in November, however, the traditionally positive effects this has on corporate securities were often overwhelmed. Fear that the Federal Reserve would reduce asset purchases due to stronger realized growth led to weaker future growth expectations for the market. This interaction and the uncertainty surrounding it drove many market participants out of investments and into cash holdings, resulting in a broad-based sell-off that had a negative impact on both corporate and government securities.

1

PERFORMANCE DISCUSSION

In the context of the market conditions described above, the return from the Fund’s investments over the period ultimately outperformed the alternative of not taking risk in financial markets (as represented by the S&P/BGCantor 0-3 Month US Treasury Bill Index). While seesaw price action and heightened correlations across markets made some fundamentally-based hedges less effective, the Fund ultimately benefited from the diversification across risk factors and balance targeted in its investment process.

Performance in October was relatively balanced, and all but one of the markets traded contributed positively to the portfolio. US Treasuries were profitable during the month, as holdings across both the intermediate and longer-term portions of the yield curve rallied. Positions related to corporate issuers, such as credit spreads and convertible bonds, contributed meaningfully to performance on the month, and USD-denominated emerging market debt spreads also provided strong gains. Commodity exposure was the sole negative contributor for the Fund in October, suffering mainly from energy and agricultural contracts. These losses, however, were ultimately outweighed by gains elsewhere in the portfolio as it closed the month of October up +1.0%.

November proved to be more challenging for the Fund due in large part to investors selling assets in favor of cash and the heightened correlations this produced. Losses were driven by the inflation-hedging components of the portfolio, including Treasury inflation-protected securities, commodities, and USD-denominated emerging market debt. Nominal US government bonds also made a negative contribution to overall portfolio performance, though this was not uniform across the yield curve as intermediate-term bonds held ground relative to the losses experienced in longer-term issues. Exposure to corporate securities, where profits were generated from high yield spread and convertible bond trades, helped limit downside exposure for the overall portfolio which ended the month of November down -0.90%.

OUTLOOK

While the market uncertainty experienced in October and November was challenging for a number of investment strategies and asset classes, resulting dislocations can offer opportunities for investors as markets return to more fundamental drivers. Increased clarity from the Federal Reserve regarding its asset purchases is likely to alleviate much of the related uncertainty, and additional macroeconomic datapoints should help investors as they assess the trajectory and strength of the economy moving forward. Due to this process and the range of potential market outcomes it creates, we believe that seeking portfolio balance through hedges based on the macroeconomic drivers of interest rates will continue to be a prudent investment approach.

Sincerely,

Andrew Dassori
Founding Partner & Chief Investment Officer
Wavelength Capital Management

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-896-9292.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-866-896-9292 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser’s current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s adviser with respect to those securities may change at any time.

3

WAVELENGTH INTEREST RATE NEUTRAL FUND
PORTFOLIO INFORMATION
November 30, 2013 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Exchange-Traded Funds

Security Description	% of Net Assets
iShares® Barclays 3-7 Year Treasury Bond Fund	19.1%
iShares® Barclays TIPS Bond Fund	16.1%
PowerShares Senior Loan Portfolio	12.5%
SPDR® Barclays Convertible Securities ETF	7.9%
iShares® J.P. Morgan USD Emerging Markets Bond Fund	6.9%
iShares® Barclays 7-10 Year Treasury Bond Fund	5.9%
PowerShares Emerging Markets Sovereign Debt Portfolio	5.8%
iShares® iBoxx $ High Yield Corporate Bond Fund	4.7%
iShares® S&P GSCI™ Commodity-Indexed Trust	4.7%
Vanguard REIT ETF	3.3%

4

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF INVESTMENTS November 30, 2013 (Unaudited)
EXCHANGE-TRADED FUNDS — 91.8%	Shares	Value
Commodities — 4.8%
iShares® S&P GSCI™ Commodity-Indexed Trust (a)	5,850	$185,796
iShares® Silver Trust (a) (b)	200	3,848
Sprott Physical Platinum and Palladium Trust (a)	200	1,752
		191,396
Emerging Markets — 12.8%
iShares® J.P. Morgan USD Emerging Markets Bond Fund	2,525	274,392
PowerShares Emerging Markets Sovereign Debt Portfolio	8,600	231,684
		506,076
Real Estate Investment Trusts (REIT) — 3.7%
SPDR® Dow Jones REIT ETF	200	14,338
Vanguard REIT ETF	2,000	131,000
		145,338
U.S. Fixed Income — 70.5%
Highland/iBoxx Senior Loan ETF	800	15,984
iShares® Barclays TIPS Bond Fund	5,700	636,177
iShares® Barclays 0-5 Year TIPS Bond Fund	171	17,335
iShares® Barclays 3-7 Year Treasury Bond Fund	6,200	754,850
iShares® Barclays 7-10 Year Treasury Bond Fund	2,300	233,887
iShares® Barclays 20+ Year Treasury Bond Fund	600	62,670
iShares® iBoxx $ High Yield Corporate Bond Fund	2,000	186,840
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	200	21,292
PowerShares Senior Loan Portfolio	20,000	496,400
SPDR® Barclays Convertible Securities ETF	6,700	312,957
SPDR® Barclays Short Term High Yield Bond ETF	1,200	37,188
Vanguard Short-Term Corporate Bond ETF	200	16,038
		2,791,618
Total Exchange-Traded Funds — 91.8% (Cost $3,636,943)		$3,634,428

5

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 6.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%(c) (Cost $241,019)	241,019	$241,019

Total Investments at Value — 97.9% (Cost $3,877,962)		$3,875,447

Other Assets in Excess of Liabilities — 2.1%		85,181

Net Assets — 100.0%		$3,960,628

(a)	Non-income producing security.
(b)	For federal income tax purposes, structured as a grantor trust.
(c)	The rate shown is the 7-day effective yield as of November 30, 2013.
See accompanying notes to financial statements.

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WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2013 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$3,877,962
At value (Note 2)	$3,875,447
Cash	871
Deposit at Broker	150,000
Dividends receivable	114
Receivable for investment securities sold	27,935
Receivable from Adviser (Note 4)	9,273
Other assets	6,752
Total assets	4,070,392

LIABILITIES
Payable for investment securities purchased	100,384
Payable to administrator (Note 4)	6,030
Other accrued expenses	3,350
Total liabilities	109,764

NET ASSETS	$3,960,628

NET ASSETS CONSIST OF:
Paid-in capital	$3,957,946
Accumulated net investment income	4,234
Accumulated net realized gains from security transactions	963
Net unrealized depreciation on investments	(2,515)
NET ASSETS	$3,960,628

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	395,746

Net asset value, offering price and redemption price per share (Note 2)	$10.01

See accompanying notes to financial statements.

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WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF OPERATIONS For the Period Ended November 30, 2013(a) (Unaudited)
INVESTMENT INCOME
Dividends	$9,841

EXPENSES
Investment advisory fees (Note 4)	5,380
Fund accounting fees (Note 4)	4,055
Administration fees (Note 4)	4,000
Registration and filing fees	3,574
Legal fees	2,500
Trustees' fees and expenses (Note 4)	2,147
Compliance fees (Note 4)	2,000
Transfer agent fees (Note 4)	2,000
Postage and supplies	1,551
Custody and bank service fees	1,420
Insurance expense	667
Other expenses	771
Total expenses	30,065
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(24,458)
Net expenses	5,607

NET INVESTMENT INCOME	4,234

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	963
Net change in unrealized appreciation/depreciation on investments	(2,515)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,552)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,682

(a)	Represents the period from the commencement of operations (September 30, 2013) through November 30, 2013.
See accompanying notes to financial statements.

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WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended November 30, 2013(a) (Unaudited)
FROM OPERATIONS
Net investment income	$4,234
Net realized gains from security transactions	963
Net change in unrealized appreciation/depreciation on investments	(2,515)
Net increase in net assets resulting from operations	2,682

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,957,946

TOTAL INCREASE IN NET ASSETS	3,960,628

NET ASSETS
Beginning of period	—
End of period	$3,960,628

ACCUMULATED NET INVESTMENT INCOME	$4,234

CAPITAL SHARE ACTIVITY
Shares sold	395,746
Increase in shares outstanding	395,746
Shares outstanding at beginning of period	—
Shares outstanding at end of period	395,746

(a)	Represents the period from the commencement of operations (September 30, 2013) through November 30, 2013.
See accompanying notes to financial statements.

9

WAVELENGTH INTEREST RATE NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended November 30, 2013(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.01
Net realized and unrealized losses on investments	(0.00	)(b)
Total from investment operations	0.01

Net asset value at end of period	$10.01

Total return (c)	0.10%	(d)

Net assets at end of period (000's)	$3,961

Ratios/supplementary data:
Ratio of total expenses to average net assets	5.31%	(f)

Ratio of net expenses to average net assets (e)	0.99%	(f)

Ratio of net investment income to average net assets (e)	0.75%	(f)

Portfolio turnover rate	24%	(d)

(a)	Represents the period from the commencement of operations (September 30, 2013) through November 30, 2013.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(d)	Not annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(f)	Annualized.
See accompanying notes to financial statements.

10

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2013 (Unaudited)

1. Organization

Wavelength Interest Rate Neutral Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 30, 2013.

The investment objective of the Fund is total return.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

11

WAVELENGTH INTEREST RATE NEUTRAL FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,634,428	$—	$—	$3,634,428
Money Market Funds	241,019	—	—	241,019
Total	$3,875,447	$—	$—	$3,875,447

As of November 30, 2013, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2013. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the period ended November 30, 2013. On December 31, 2013, the Fund paid income and short-term capital gains to shareholders of $0.0430 and $0.0099 per share, respectively. The distributions were paid on December 31, 2013 to shareholders of record on December 30, 2013.

12

WAVELENGTH INTEREST RATE NEUTRAL FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2013:

Tax cost of portfolio investments	$3,879,319
Gross unrealized appreciation	$19,999
Gross unrealized depreciation	(23,871)
Net unrealized depreciation	(3,872)
Accumulated ordinary income	6,554
Total accumulated earnings	$2,682

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

13

WAVELENGTH INTEREST RATE NEUTRAL FUND NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the period ended November 30, 2013, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $4,449,176 and $813,196, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

The Adviser has contractually agreed, until October 1, 2016, to reduce its advisory fees and to reimburse the Fund’s operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to the extent necessary so that the Fund’s annual ordinary operating expenses do not exceed an amount equal to 0.99% of its average daily net assets. During the period ended November 30, 2013, the Adviser did not collect any of its advisory fees and, in addition, reimbursed the Fund for other operating expenses totaling $19,078.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses, at the time the repayment occurs, to exceed the expense limitation of 0.99% per annum. As of November 30, 2013, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $24,458. The Adviser may recover this amount no later than November 30, 2016.

Certain officers of the Fund are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. Pursuant to separate servicing agreements with Ultimus, the Fund pays Ultimus a customary fee for its services. Certain officers of the Trust are also officers of Ultimus.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

TRUSTEE COMPENSATION

Each Trustee who is not an interested person of the Trust receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other expenses incurred in attending the meetings. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

14

WAVELENGTH INTEREST RATE NEUTRAL FUND NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDER OF FUND SHARES

As of November 30, 2013, Mark Landis owned 83% of the outstanding shares of the Fund.

5. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETF”). Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

WAVELENGTH INTEREST RATE NEUTRAL FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 30, 2013) and held until the end of the period (November 30, 2013).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

16

WAVELENGTH INTEREST RATE NEUTRAL FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 30, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,001.00	$1.68

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since inception).

	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.10	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-896-9292. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

WAVELENGTH INTEREST RATE NEUTRAL FUND
ADVISORY AGREEMENT DISCLOSURE (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with the Adviser for an initial two-year term. Approval took place at an in-person meeting held on July 23, 2013, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Investment Advisory Agreement. The Board also considered the services to be provided by the Adviser to the Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations, and proposed marketing and distribution efforts to assist in the distribution of the Fund’s shares. The Board noted that the Fund’s Principal Executive Officer is an employee of the Adviser and will be serving the Trust without additional compensation. After reviewing the foregoing information and further information provided by the Adviser (e.g., descriptions of the Adviser’s business, the Adviser’s compliance programs, and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. In this regard, the Board considered the investment management experience of the Adviser. In particular, the Board noted that while the interest rate neutral strategy is new and has no performance history to report, the Board did receive information from the Adviser regarding the portfolio manager’s past investment management experience for other portfolios. The Board discussed with the Adviser the investment objective and strategies for the Fund and the Adviser’s plans for implementing such strategies. After consideration of these factors, as well as other factors, the Board determined that the Adviser has the requisite experience to serve as manager for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; the Adviser’s compliance program, policies, and procedures; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board reviewed the Fund’s proposed expense limitation agreement with the Adviser, and noted the benefit that would result to the Fund from the Adviser’s commitment to reduce its advisory fee and/or reimburse other operating expenses until October 1, 2016. The Board discussed the financial condition of the Adviser and its ability to satisfy its financial commitments to the Fund. The Board also

18

WAVELENGTH INTEREST RATE NEUTRAL FUND
ADVISORY AGREEMENT DISCLOSURE (Unaudited)
(Continued)

considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the potential for the Adviser to receive research, statistical, or other services from the Fund’s trades that may benefit the Adviser’s other clients. The Board then compared the Fund’s projected advisory fee and overall expense ratio to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the projected size of the Fund and the nature of the investment strategy and markets invested in. The Board noted that the Fund’s advisory fee of 0.95% per annum was higher than the average advisory fee of 0.79% for comparable funds in the Morningstar category of nontraditional bond funds, but was less than the maximum management fee for comparable funds reported for the category. It was further noted by the Board that the proposed overall expense ratio of 0.99% per annum (after applying the expense limitation agreement) for the Fund would be lower than the 1.38% average expense ratio for comparable funds in the Morningstar category of nontraditional bond funds. Upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee to be paid to the Adviser by the Fund is fair and reasonable and within the range that would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser, including both the advisory fee and the expense limitation agreement. The Board determined that since the advisory fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation agreement until the Fund’s assets grow to a level where the Adviser begins receiving its full advisory fee and the Adviser has been reimbursed for all eligible reimbursements pursuant to the expense limitation agreement or the Fund’s expenses otherwise fall below the expense cap. Thereafter, the Board noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s projected asset levels, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would provide benefits and that, at the Fund’s projected asset levels for the next year, the Fund’s arrangements with the Adviser were fair and reasonable.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients, including the Fund. The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund’s trades may be allocated to soft dollar arrangements. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

19

WAVELENGTH INTEREST RATE NEUTRAL FUND
ADVISORY AGREEMENT DISCLOSURE (Unaudited)
(Continued)

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among its different clients on a pari passu basis. The Board also considered the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

20

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	February 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer (APEXcm Small/Mid Cap Growth Fund)

Date	February 3, 2014

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer (Cincinnati Asset Management Funds: Broad Market Strategic Income Fund)

Date	February 3, 2014

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer (Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund)

Date	February 3, 2014

By (Signature and Title)*		/s/ Andrew G. Dassori
Andrew G. Dassori, Principal Executive Officer (Wavelength Interest Rate Neutral Fund)

Date	February 3, 2014

By (Signature and Title)*		/s/ Julie M. Schmuelling
Julie M. Schmuelling, Treasurer

Date	February 3, 2014

* Print the name and title of each signing officer under his or her signature.